UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 02/29/2012

Item 1 – Report to Stockholders

February 29, 2012

Semi-Annual Report (Unaudited)

BlackRock Municipal Bond Investment Trust (BIE)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Investment Quality Trust (BAF)

BlackRock Municipal Income Quality Trust (BYM)

BlackRock Municipal Income Trust II (BLE)

BlackRock MuniHoldings Investment Quality Fund (MFL)

BlackRock MuniVest Fund, Inc. (MVF)

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Dear Shareholder

Risk assets were advancing at this time last year despite a wave of geopolitical revolutions, soaring oil prices and natural disasters in Japan. Markets reversed sharply in May, however, when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, 2011, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Financial markets whipsawed on hopes and fears. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors began to reenter the markets and risk assets recovered through the month. But a lack of definitive details about Europe’s rescue plan eventually raised doubts among investors and thwarted the rally at the end of October. The last two months of 2011 saw more political instability in Greece, unsustainable yields on Italian government bonds, and US policymakers in gridlock over budget issues. Global central bank actions and improving economic data invigorated the markets, but investor confidence was easily tempered by sobering news flow.

Investors showed more optimism at the start of 2012. Risk assets rallied through January and February as economic data grew stronger and debt problems in Europe stabilized. In the United States, jobs data signaled solid improvement in the labor market and the Federal Reserve indicated that it would keep short-term interest rates low through 2014. In Europe, policymakers made significant progress toward securing a Greek bailout plan and restructuring the nation’s debt. Nevertheless, considerable head-winds remain. Europe faces a prolonged recession, the US economy still remains somewhat shaky and the risks of additional flare ups of euro-zone debt problems and slowing growth in China weigh heavily on the future of the global economy.

Risk assets, including equities and high yield bonds, recovered their late-summer losses and posted strong returns for the 6-month period ended February 29, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results, while small-cap and emerging-market stocks finished slightly negative. International markets, which experienced some significant downturns in 2011, lagged the broader rebound. Fixed income securities, which benefited from declining yields, advanced over the 6- and 12-month periods. Despite their quality rating downgrade, US Treasury bonds performed particularly well. Municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 remain. For investors, the risks appear daunting, but this challenging environment offers new opportunities. BlackRock was built for these times. Visit blackrock.com/newworld for more information.

Sincerely

Rob Kapito
President, BlackRock Advisors, LLC

“For investors, the risks appear daunting, but this challenging environment offers new opportunities. BlackRock was built for these times.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of February 29, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	13.31%	5.12%
US small cap equities (Russell 2000® Index)	12.40	(0.15)
International equities (MSCI Europe, Australasia, Far East Index)	4.13	(7.45)
Emerging market equities (MSCI Emerging Markets Index)	5.27	(0.11)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.00	0.08
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	3.70	17.22
US investment grade bonds (Barclays US Aggregate Bond Index)	2.73	8.37
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.93	12.88
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	8.62	6.92

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the 12-Month Period Ended February 29, 2012

One year ago, the municipal bond market was steadily recovering from a difficult fourth quarter of 2010 that brought severe losses amid a steepening US Treasury yield curve and a flood of inflated headlines about municipal finance troubles. Retail investors had lost confidence in municipals and retreated from the market. Political uncertainty surrounding the midterm elections and tax policies exacerbated the situation. These conditions combined with seasonal illiquidity weakened willful market participation from the trading community. December 2010 brought declining demand with no comparable reduction in supply as issuers rushed their deals to market before the Build America Bond program was retired. This supply-demand imbalance led to wider quality spreads and higher yields for municipal bonds heading into 2011.

Demand is usually strong at the beginning of a new year, but retail investors continued to move away from municipal mutual funds in the first half of 2011. From the middle of November 2010, outflows persisted for 29 consecutive weeks, totaling $35.1 billion before the trend finally broke in June 2011. However, weak demand was counterbalanced by lower supply in 2011. According to Thomson Reuters, new issuance was down 32% in 2011 as compared to the prior year. While these technical factors were improving, municipalities were struggling to balance their budgets, although the late-2010 predictions for widespread municipal defaults did not materialize. Other concerns that resonated at the beginning of the year, such as rising interest rates, weakening credits and higher rates of inflation, abated as these scenarios also did not come to fruition.

On August 5, 2011, Standard & Poor’s (“S&P”) downgraded the US government’s credit rating from AAA to AA+. While this led to the downgrade of approximately 11,000 municipal issues directly tied to the US debt rating, this represented a very small fraction of the municipal market and said nothing about the individual municipal credits themselves. In fact, demand for municipal bonds increased as severe volatility in US equities drove investors to more stable asset classes. The municipal market benefited from an exuberant Treasury market and continued muted new issuance. As supply remained constrained, demand from both traditional and non-traditional buyers was strong, pushing long-term municipal bond yields lower and sparking a curve-flattening trend that continued through year end. Ultimately, 2011 was one of the strongest performance years in municipal market history. The S&P Municipal Bond Index returned 10.62% in 2011, making municipal bonds a top-performing fixed income asset class for the year.

Market technicals often begin a new year quite strong, only to moderate by the end of February as increasing supply begins to satisfy demand. This theme remained intact for 2012. Overall, the municipal yield curve flattened during the period from February 28, 2011 to February 29, 2012. As measured by Thomson Municipal Market Data, yields declined by 146 basis points (“bps”) to 3.23% on AAA-rated 30-year municipal bonds and by 112 bps to 1.85% on 10-year bonds, while yields on 5-year issues fell 108 bps to 0.68%. While the entire municipal curve flattened over the 12-month time period, the spread between 2- and 30-year maturities tightened by 101 bps, and in the 2- to 10-year range, the spread tightened by 67 bps.

The fundamental picture for municipalities continues to improve. Austerity has been the general theme across the country, while a small number of states continue to rely on a “kick-the-can” approach to close their budget shortfalls, with aggressive revenue projections and accounting gimmicks. It has been over a year since the first highly publicized interview about the fiscal problems plaguing state and local governments. Thus far, the prophecy of widespread defaults across the municipal market has not materialized. In 2011, there were fewer municipal defaults than seen in 2010. Throughout 2011 monetary defaults in the S&P Municipal Bond Index totaled roughly $805 million, representing less than 0.48% of the index. BlackRock maintains the view that municipal bond defaults will remain in the periphery and the overall market is fundamentally sound. We continue to recognize that careful credit research and security selection remain imperative amid uncertainty in this economic environment.

          Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Trust Summary as of February 29, 2012	BlackRock Municipal Bond Investment Trust

Trust Overview

BlackRock Municipal Bond Investment Trust’s (BIE) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and Florida intangible personal property tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 17.53% based on market price and 13.50% based on net asset value (“NAV”). For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 14.97% based on market price and 11.83% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. As the yield curve flattened during the period (longer-term interest rates fell more than shorter-term rates), rising bond prices in the long end of the municipal curve contributed positively to the Trust’s performance. The Trust’s longer-dated holdings in the health, transportation and education sectors experienced the strongest price appreciation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BIE
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2012 ($16.19)[1]	6.00%
Tax Equivalent Yield[2]	9.23%
Current Monthly Distribution per Common Share[3]	$0.0810
Current Annualized Distribution per Common Share[3]	$0.9720
Economic Leverage as of February 29, 2012[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Variable Rate Demand Preferred Shares (“VRDP Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$16.19	$14.22	13.85%	$16.60	$14.18
Net Asset Value	$16.13	$14.67	9.95%	$16.19	$14.67

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/29/12	8/31/11
Transportation	21%	21%
County/City/Special District/School District	21	17
Utilities	17	19
Health	15	23
State	10	6
Education	9	7
Housing	5	5
Corporate	1	1
Tobacco	1	1

Credit Quality Allocations[5]

	2/29/12	8/31/11
AAA/Aaa	11%	10%
AA/Aa	64	62
A	19	21
BBB/Baa	5	6
BB/Ba	—	1
Not Rated	1	—

[5]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	5

Trust Summary as of February 29, 2012	BlackRock Municipal Bond Trust

Trust Overview

BlackRock Municipal Bond Trust’s (BBK) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from regular federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 17.13% based on market price and 14.84% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 14.97% based on market price and 11.83% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, the Trust benefited from the declining interest rate environment (bond prices rise when interest rates fall), the flattening of the yield curve (long-term interest rates fell more than short and intermediate rates) and tightening of credit spreads. The Trust’s exposure to zero-coupon bonds and the health sector had a significant impact on performance as these holdings derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BBK
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2012 ($16.81)[1]	6.32%
Tax Equivalent Yield[2]	9.72%
Current Monthly Distribution per Common Share[3]	$0.0885
Current Annualized Distribution per Common Share[3]	$1.0620
Economic Leverage as of February 29, 2012[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Variable Rate Muni Term Preferred Shares (“VMTP Shares”) and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$16.81	$14.86	13.12%	$17.44	$14.80
Net Asset Value	$16.06	$14.48	10.91%	$16.10	$14.48

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/29/12	8/31/11
Health	20%	21%
State	15	14
Education	13	10
County/City/Special District/School District	13	12
Transportation	12	10
Housing	10	14
Corporate	9	10
Utilities	5	7
Tobacco	3	2

Credit Quality Allocations[5]

	2/29/12	8/31/11
AAA/Aaa	6%	11%
AA/Aa	39	35
A	25	18
BBB/Baa	18	22
BB/Ba	5	1
B	1	6
CCC/Caa	—	1
Not Rated[6]	6	6

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2012 and August 31, 2011, the market value of these securities was $3,120,455, representing 1%, and $4,646,558, representing 2%, respectively, of the Trust’s long-term investments.

6	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Trust Summary as of February 29, 2012	BlackRock Municipal Income Investment Quality Trust

Trust Overview

BlackRock Municipal Income Investment Quality Trust’s (BAF) (the “Trust”) investment objective is to provide current income exempt from federal income tax, including the alternative minimum tax and Florida intangible property tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in municipal bonds exempt from federal income taxes, including the alternative minimum tax. The Trust also invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 16.65% based on market price and 13.40% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 14.97% based on market price and 11.83% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. As the yield curve flattened during the period (longer-term interest rates fell more than shorter-term rates), rising bond prices in the long end of the municipal curve contributed positively to the Trust’s performance. The Trust’s longer-dated holdings in the health, transportation and education sectors experienced the strongest price appreciation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BAF
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2012 ($15.76)[1]	5.67%
Tax Equivalent Yield[2]	8.72%
Current Monthly Distribution per Common Share[3]	$0.0745
Current Annualized Distribution per Common Share[3]	$0.8940
Economic Leverage as of February 29, 2012[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$15.76	$13.92	13.22%	$16.17	$13.76
Net Asset Value	$15.96	$14.50	10.07%	$16.01	$14.50

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/29/12	8/31/11
County/City/Special District/School District	29%	34%
Utilities	29	22
Transportation	17	16
Health	11	9
Education	6	9
State	6	8
Housing	1	1
Tobacco	1	1

Credit Quality Allocations[5]

	2/29/12	8/31/11
AAA/Aaa	7%	14%
AA/Aa	78	70
A	14	12
BBB/Baa	1	4

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	7

Trust Summary as of February 29, 2012	BlackRock Municipal Income Quality Trust

Trust Overview

BlackRock Municipal Income Quality Trust’s (BYM) (the “Trust”) investment objective is to provide current income exempt from federal income taxes, including the alternative minimum tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in municipal bonds exempt from federal income taxes, including the alternative minimum tax. The Trust also invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 17.33% based on market price and 13.28% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 14.97% based on market price and 11.83% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, the Trust benefited from the declining interest rate environment (bond prices rise when interest rates fall), the flattening of the yield curve (long-term interest rates fell more than short and intermediate rates) and tightening of credit spreads. The Trust’s exposure to zero-coupon bonds and the health sector had a positive impact on performance as these holdings derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2012 ($15.75)[1]	5.87%
Tax Equivalent Yield[2]	9.03%
Current Monthly Distribution per Common Share[3]	$0.0770
Current Annualized Distribution per Common Share[3]	$0.9240
Economic Leverage as of February 29, 2012[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

The Monthly Distribution per Common Share, declared on March 1, 2012, was increased to $0.0780 per share. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VMTP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$15.75	$13.85	13.72%	$15.86	$13.76
Net Asset Value	$15.47	$14.09	9.79%	$15.52	$14.09

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/29/12	8/31/11
Transportation	23%	24%
County/City/Special District/School District	20	18
Utilities	18	21
State	15	14
Health	9	8
Education	6	6
Tobacco	5	6
Corporate	3	2
Housing	1	1

Credit Quality Allocations[5]

	2/29/12	8/31/11
AAA/Aaa	28%	21%
AA/Aa	49	58
A	14	13
BBB/Baa	9	8

[5]	Using the higher of S&P’s or Moody’s ratings.

8	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Trust Summary as of February 29, 2012	BlackRock Municipal Income Trust II

Trust Overview

BlackRock Municipal Income Trust II’s (BLE) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 15.47% based on market price and 13.99% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 14.97% based on market price and 11.83% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. Among contributing factors, the most significant were the Trust’s duration profile (sensitivity to interest rate movements) and yield curve positioning, both of which were designed to benefit in an environment where interest rates moved broadly lower and, more specifically, where long-term municipal yields decline relative to short-term yields. Security selection and sector allocation also provided meaningful contributions to the Trust’s performance. Most notably, the Trust’s holdings in transportation, health and tobacco boosted returns as these sectors outperformed the broader market during the period. The Trust’s investments in local municipalities and school districts within the tax-backed sector were a modest drag on returns as these segments tended to underperform the overall market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 29, 2012 ($15.77)[1]	6.35%
Tax Equivalent Yield[2]	9.77%
Current Monthly Distribution per Common Share[3]	$0.0835
Current Annualized Distribution per Common Share[3]	$1.0020
Economic Leverage as of February 29, 2012[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

The Monthly Distribution per Common Share, declared on March 1, 2012, was increased to $0.0850 per share. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VMTP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$15.77	$14.13	11.61%	$16.05	$13.85
Net Asset Value	$15.38	$13.96	10.17%	$15.40	$13.96

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/29/12	8/31/11
Health	19%	21%
Transportation	17	13
State	16	16
Utilities	14	13
Corporate	9	10
County/City/Special District	9	10
Education	8	8
Tobacco	5	4
Housing	3	5

Credit Quality Allocations[5]
	2/29/12	8/31/11
AAA/Aaa	10%	10%
AA/Aa	34	32
A	27	26
BBB/Baa	17	16
BB/Ba	2	5
B	3	4
Not Rated[6]	7	7

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2012 and August 31, 2011, the market value of these securities was $15,304,944, representing 3%, and $11,677,703, representing 2%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	9

Trust Summary as of February 29, 2012	BlackRock MuniHoldings Investment Quality Fund

Trust Overview

BlackRock MuniHoldings Investment Quality Fund’s (MFL) (the “Trust”) investment objective is to provide shareholders with current income exempt from federal income tax and to provide shareholders with the opportunity to own shares the value of which is exempt from Florida intangible personal property tax. The Trust seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Trust invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 14.18% based on market price and 13.02% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 14.97% based on market price and 11.83% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. As the yield curve flattened during the period (longer-term interest rates fell more than shorter-term rates), rising bond prices in the long end of the municipal curve contributed positively to the Trust’s performance. The Trust’s longer-dated holdings in the health, transportation and education sectors experienced the strongest price appreciation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE	MFL
Initial Offering Date	September 26, 1997
Yield on Closing Market Price as of February 29, 2012 ($15.31)[1]	6.00%
Tax Equivalent Yield[2]	9.23%
Current Monthly Distribution per Common Share[3]	$0.0765
Current Annualized Distribution per Common Share[3]	$0.9180
Economic Leverage as of February 29, 2012[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$15.31	$13.84	10.62%	$15.39	$13.20
Net Asset Value	$15.33	$14.00	9.50%	$15.40	$14.00

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/29/12	8/31/11
Transportation	24%	25%
Utilities	21	25
County/City/Special District/School District	21	18
State	11	10
Health	10	11
Education	9	6
Housing	3	4
Tobacco	1	1

Credit Quality Allocations[5]
	2/29/12	8/31/11
AAA/Aaa	9%	12%
AA/Aa	76	72
A	14	12
BBB/Baa	1	2
Not Rated[6]	—	2

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2012 and August 31, 2011, the market value of these securities was $1,114,020 and $3,979,631, each representing less than 1%, respectively, of the Trust’s long-term investments.

10	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Trust Summary as of February 29, 2012	BlackRock MuniVest Fund, Inc.

Trust Overview

BlackRock MuniVest Fund, Inc.’s (MVF) (the “Trust”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Trust invests, under normal market conditions, primarily in long term municipal obligations rated investment grade at the time of investment and invests primarily in long term municipal obligations with maturities of more than ten years at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 29, 2012, the Trust returned 14.27% based on market price and 11.65% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 14.97% based on market price and 11.83% based on NAV. All returns reflect reinvestment of dividends. The Fund’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, municipal bond prices generally rose as the yield curve flattened (longer-term interest rates fell more than shorter-term rates) and credit spreads tightened. Given these market conditions, the Fund’s exposure to longer-maturity bonds and lower-quality investment grade bonds had a significant positive impact on the Fund’s performance. The Fund’s exposure to zero-coupon bonds and the health sector also boosted returns as these types of bonds derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE Amex	MVF
Initial Offering Date	September 29, 1988
Yield on Closing Market Price as of February 29, 2012 ($10.73)[1]	6.60%
Tax Equivalent Yield[2]	10.15%
Current Monthly Distribution per Common Share[3]	$0.0590
Current Annualized Distribution per Common Share[3]	$0.7080
Economic Leverage as of February 29, 2012[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$10.73	$9.73	10.28%	$10.99	$9.63
Net Asset Value	$10.29	$9.55	7.75%	$10.32	$9.55

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/29/12	8/31/11
Health	23%	23%
Transportation	19	17
Corporate	12	13
Utilities	12	12
County/City/Special District/School District	9	9
Education	9	9
State	8	8
Housing	6	7
Tobacco	2	2

Credit Quality Allocations[5]
	2/29/12	8/31/11
AAA/Aaa	12%	12%
AA/Aa	47	46
A	24	22
BBB/Baa	14	15
BB/Ba	—	1
B	1	1
Not Rated[6]	2	3

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2012 and August 31, 2011, the market value of these securities was $19,911,457 and $22,724,541, each representing2%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	11

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

To obtain leverage, the Trusts issue Variable Rate Demand Preferred Shares (“VRDP Shares”) or Variable Rate Muni Term Preferred Shares (“VMTP Shares”) and previously issued and had outstanding Auction Market Preferred Shares (“AMPS”) (VRDP Shares, VMTP Shares, and as applicable AMPS, are collectively referred to as “Preferred Shares”). Preferred Shares pay dividends at prevailing short-term interest rates, and the Trusts invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates.At the same time, the securities purchased by the Trust with assets received from Preferred Shares issuance earn income based on long-term interest rates. In this case, the dividends paid to holders of Preferred Shares (“Preferred Shareholders”) are significantly lower than the income earned on the Trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the Trust pays higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trusts’ Preferred Shares and/or debt securities does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares and borrowings discussed above.

The Trusts may also leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Trust’s NAV per share.

The use of leverage may enhance opportunities for increased income to the Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Trust’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each Trust’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by rating agencies that rate the Preferred Shares issued by the Trusts. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by the Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trusts are permitted to issue senior securities in the form of equity securities (e.g., Preferred Shares) up to 50% of their total managed assets (each Trust’s net assets plus the proceeds of any outstanding borrowings). In addition, each Trust voluntarily limits its economic leverage to 45% of its total managed assets for Trusts with VRDP Shares or VMTP Shares. As of February 29, 2012, the Trusts had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of Economic Leverage
BIE	38%
BBK	35%
BAF	35%
BYM	36%
BLE	38%
MFL	39%
MVF	40%

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment, may result in lower dividends paid to shareholders or may cause a Trust to hold an investment that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Selma IDB, RB, International Paper Co. Project, Series A, 5.38%, 12/01/35	$145	$151,883
Alaska — 0.3%
Northern Tobacco Securitization Corp., RB, Asset-Backed Series A, 5.00%, 6/01/46	180	131,441
California — 10.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	700	798,672
California Health Facilities Financing Authority, RB, Scripps Health, Series A, 5.00%, 11/15/40	90	97,782
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	137,341
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	950	998,412
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,660	1,892,782
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	943,067
State of California, GO, Various Purpose, 6.00%, 3/01/33	685	820,048
		5,688,104
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	580	640,256
Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	655	705,468
District of Columbia — 1.4%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	640	747,418
Florida — 1.7%
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	415	453,076
Village Community Development District No. 9, RB, Special Assessment Revenue, 5.25%, 5/01/31	475	480,491
		933,567

Municipal Bonds	Par (000)	Value
Georgia — 1.2%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	$555	$667,837
Illinois — 11.7%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	500	566,100
5.00%, 12/01/41	565	609,285
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/36	165	183,629
City of Chicago Illinois, RB:
O’Hare International Airport Revenue, General, Third Lien, Series C, (AGM), 6.50%, 1/01/41	1,590	1,913,629
Sales Tax Revenue, Series A, 5.25%, 1/01/38	205	229,737
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	750	823,162
Navistar International, Recovery Zone, 6.50%, 10/15/40	270	289,478
Northwestern Memorial Hospital, 6.00%, 8/15/39	1,000	1,148,040
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	365	420,400
6.00%, 6/01/28	105	117,482
		6,300,942
Indiana — 5.4%
Indiana Finance Authority Wastewater Utility, RB, First Lien, CWA Authority Project, Series A, 5.25%, 10/01/31	770	880,965
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,190	1,353,208
Indianapolis Local Public Improvement Bond Bank, RB, Series K (AGM), 5.00%, 6/01/25	605	688,599
		2,922,772
Iowa — 0.2%
Iowa Tobacco Settlement Authority, RB, Asset-Backed, Series C, 5.63%, 6/01/46	140	107,930
Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	900	1,038,420
Kentucky — 3.8%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	350	392,501

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single Family
SBPA	Stand-by Purchase Agreement
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	13

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Louisville & Jefferson County Metropolitan Government, RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	$675	$723,114
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	928,360
		2,043,975
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	380	424,498
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	675	776,763
Massachusetts — 1.3%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	375	427,144
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	279,777
		706,921
Michigan — 3.4%
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	485	561,678
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	500	570,175
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	530	667,599
		1,799,452
Multi-State — 6.1%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (a)(b)	3,000	3,274,380
Nevada — 7.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,162,530
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%, 7/01/28	1,130	1,265,193
Series B, 5.75%, 7/01/42	1,630	1,827,214
		4,254,937
New Jersey — 7.1%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	850,433
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	620	665,818
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	695	794,906
Series A, 5.50%, 6/15/41	500	571,055
Series B, 5.25%, 6/15/36	850	952,068
		3,834,280
New York — 6.9%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	145	163,833
New York City Transitional Finance Authority, RB:
Building Aid, Sub-Series 1A, 5.25%, 7/15/37	1,000	1,130,290
Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,098,420
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	325	352,680
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	840	952,770
		3,697,993

Municipal Bonds	Par (000)	Value
Pennsylvania — 8.1%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	$300	$346,380
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 5.63%, 12/01/31	1,000	1,135,580
Sub-Series A, 6.00%, 12/01/41	1,500	1,663,440
Sub-Series C (AGC), 6.25%, 6/01/38	500	594,895
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Children’s Hospital of Philadelphia, Series D, 5.00%, 7/01/32	575	635,939
		4,376,234
Texas — 12.0%
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.00%, 1/01/41	890	954,863
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	470	573,499
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.25%, 10/01/29	340	387,607
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	301,412
Lamar Texas Consolidated Independent School District, GO, Refunding RB, Schoolhouse Improvements, Series A, 5.00%, 2/15/45 (c)	350	395,083
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	900	1,035,837
North Texas Tollway Authority, Refunding RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	279,743
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,020	1,165,982
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	500	566,705
University of Texas System, Refunding RB, Financing System Bonds, Series B, 5.00%, 8/15/43 (c)	715	820,420
		6,481,151
Virginia — 1.6%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	750	882,300
Washington — 3.7%
Port of Seattle, Refunding RB, Intermediate Lien, Series A, 5.00%, 8/01/32 (c)	1,000	1,137,520
University of Washington, Refunding, RB, Series A, 5.00%, 7/01/41 (c)	730	829,703
		1,967,223
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, RB, Froedtert & Community Health, 5.25%, 4/01/39	890	962,615
Total Municipal Bonds — 103.2%		55,518,760

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California — 19.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	$1,005	$1,133,489
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	1,300	1,419,340
Los Angeles Community College District California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	2,079	2,482,119
Series C, 5.25%, 8/01/39	1,410	1,616,283
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	221,030
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	2,234	2,571,339
University of California, RB, Series O, 5.75%, 5/15/34	810	947,141
		10,390,741
District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30	735	879,810
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	899	1,016,294
		1,896,104
Illinois — 7.4%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	1,500	1,773,735
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,000	2,190,333
		3,964,068
Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Senior Lien, Series B, 5.00%, 10/15/41	790	886,807
Nevada — 3.2%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,743,840
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	585	664,618
New Jersey — 2.0%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	1,000	1,079,640
New York — 9.7%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	750	870,539
Series FF-2, 5.50%, 6/15/40	990	1,141,631
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	1,000	1,111,700
New York State Liberty Development Corp., RB, 1 World Trade Center Project, 5.25%, 12/15/43	1,170	1,312,681
New York State Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	680	772,596
		5,209,147
Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	840	894,902
Puerto Rico — 1.0%
Puerto Rico Sales Tax Financing Corp., RB, Sales Tax Revenue, Series C, 5.25%, 8/01/40	460	510,858
South Carolina — 2.1%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,005	1,138,665

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Texas — 5.2%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	$1,050	$1,205,613
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	1,450	1,616,199
		2,821,812
Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	512,868
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 58.9%		31,714,070
Total Long-Term Investments (Cost — $78,705,048) — 162.1%		87,232,830

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (e)(f)	3,025,425	3,025,425
Total Short-Term Securities (Cost — $3,025,425) — 5.6%		3,025,425
Total Investments (Cost — $81,730,473) — 167.7%		90,258,255
Liabilities in Excess of Other Assets — (5.2)%		(2,808,624)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.4)%		(15,825,594)
VRDP Shares, at Liquidation Value — (33.1)%		(17,800,000)
Net Assets Applicable to Common Shares — 100.0%		$53,824,037

(a)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital Inc.	$829,703	$5,606
JPMorgan Securities	$1,137,520	$3,280
Morgan Keegan & Co.	$395,083	$1,491
Morgan Stanley Co.	$820,420	$7,279

(d)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
FFI Institutional Tax-Exempt Fund	2,198,525	826,900	3,025,425	$231

(f)	Represents the current yield as of report date.

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	15

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
18	10-Year US	Chicago	March	$2,362,781	$(13,815)
	Treasury Note	Board of Trade	2012

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$87,232,830	—	$87,232,830
Short-Term Securities	$3,025,425	—	—	3,025,425
Total	$3,025,425	$87,232,830	—	$90,258,255

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial
Instruments[2]
Liabilities:
Interest rate contracts	$(13,815)	—	—	$(13,815)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.1%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,321,614
6.00%, 6/01/39	450	514,256
Birmingham Water Works Board, RB, 4.75%, 1/01/36	2,100	2,214,597
Hoover City Board of Education, GO, Refunding, 4.25%, 2/15/40	2,750	2,857,277
		6,907,744
Arizona — 8.4%
Arizona Sports & Tourism Authority, RB, Multipurpose Stadium Facilities, Series A (NPFGC), 5.00%, 7/01/31	1,750	1,764,315
Arizona State University, RB, Series D, 5.50%, 7/01/26	200	240,894
County of Pinal Arizona Election District No. 3, Refunding RB, 4.75%, 7/01/31	3,750	3,955,237
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	200	225,954
Pima County IDA, Refunding IRDB, Tucson Electric Power, 5.75%, 9/01/29	900	940,212
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,509,540
5.00%, 12/01/37	2,065	2,064,835
San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project:
6.25%, 5/01/15	245	240,597
7.00%, 5/01/20	300	300,513
7.25%, 5/01/27	600	553,608
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	750	821,768
University Medical Center Corp. Arizona, RB:
6.00%, 7/01/39	900	996,165
6.50%, 7/01/39	500	566,885
		14,180,523
California — 17.9%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	4,500	52,470
California Educational Facilities Authority, RB, Santa Clara University, 5.00%, 2/01/40	1,000	1,092,120
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.88%, 8/15/31	1,900	2,249,353
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,194,468
Carlsbad Unified School District, GO, Election of 2006, Series B, 6.09%, 5/01/34 (b)	1,000	741,600
City of San Jose California, RB, San Jose Airport, Series A1, AMT, 5.75%, 3/01/34	2,000	2,206,800
Dinuba Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	286,740
5.75%, 8/01/33	500	576,135
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.46%, 8/01/34 (b)	1,650	1,089,611
Norwalk-La Mirada Unified School District California, GO, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (a)	8,000	1,873,600
Palomar Community College District, GO, CAB, Election of 2006, Series B:
6.09%, 8/01/30 (a)	1,500	614,865
6.15%, 8/01/33 (a)	4,000	1,100,040
6.44%, 8/01/39 (b)	2,000	1,066,180
San Diego Community College District California, GO, CAB, Election of 2002, 6.24%, 8/01/19 (b)	2,800	2,095,772

Municipal Bonds	Par (000)	Value
California (concluded)
San Jose Evergreen Community College District, GO, Election of 2010, Series B, 3.50%, 8/01/32	$1,200	$1,165,788
State of California, GO, Various Purpose:
5.75%, 4/01/31	2,000	2,330,760
6.00%, 3/01/33	1,000	1,197,150
6.50%, 4/01/33	1,950	2,398,246
5.50%, 3/01/40	2,350	2,604,716
State of California, GO, Refunding:
(CIFG), 4.50%, 8/01/28	500	523,335
Veterans, AMT, 5.05%, 12/01/36	1,000	1,015,200
Val Verde Unified School District California, Special Tax Bonds, Refunding, Junior Lien, 6.25%, 10/01/28	1,585	1,616,431
		30,091,380
Colorado — 1.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,241,767
Park Creek Metropolitan District, Refunding RB, Limited Property Tax (AGM), 6.00%, 12/01/38	750	850,350
		2,092,117
Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority, RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	1,390	1,491,762
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	1,100	1,163,855
Sacred Heart University, Series G, 5.38%, 7/01/31	400	435,976
Western Connecticut Health, Series M, 5.38%, 7/01/41	700	762,391
		3,853,984
Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,200	1,292,460
District of Columbia — 1.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	2,500	2,521,325
Florida — 6.1%
County of Lee Florida, Refunding RB, Lee Airport, Series A, AMT (AGM), 5.00%, 10/01/28	2,000	2,141,580
Palm Beach County Housing Finance Authority, HRB, Indian Trace Apartments, Series A, AMT (AGM), 5.63%, 1/01/44	7,255	7,259,643
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	925	791,338
		10,192,561
Idaho — 1.2%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	1,750	2,066,033
Illinois — 7.5%
Chicago Transit Authority, RB, 5.25%, 12/01/40	665	738,369
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (c)(d)	425	42,500
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,285	1,377,700
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,086,480
Rush University Medical Center, Series C, 6.63%, 11/01/39	650	770,569
Illinois Finance Authority, Refunding RB, Series A:
Friendship Village Schaumburg, 5.63%, 2/15/37	210	180,655
OSF Healthcare System, 6.00%, 5/15/39	1,040	1,164,966
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	1,000	1,114,910
6.00%, 6/01/28	1,150	1,286,712

See Notes to Financial Statements.
	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	17

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Village of Bolingbrook Illinois, GO, Refunding, Series B (NPFGC), 6.23%, 1/01/36 (a)	$21,065	$4,858,221
		12,621,082
Indiana — 1.9%
Indiana Finance Authority, Refunding RB:
5.25%, 10/01/38	2,000	2,226,060
Improvement, U.S. Steel Corp., 6.00%, 12/01/26	1,000	1,020,090
		3,246,150
Iowa — 1.5%
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University Project, 5.00%, 4/01/31	875	951,528
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.75%, 9/01/30	500	536,460
6.00%, 9/01/39	1,000	1,049,030
		2,537,018
Louisiana — 2.5%
Jefferson Parish Hospital Service District No. 1, Refunding RB, West Jefferson Medical Center, Series A (AGM), 6.00%, 1/01/39	1,450	1,610,428
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp, Series A-1, 6.50%, 11/01/35	1,050	1,172,955
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	400	433,872
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana, LLC Project, Series A, 5.00%, 9/01/28	1,000	1,049,080
		4,266,335
Maryland — 1.9%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	250	259,597
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor’s Community Hospital, 5.63%, 7/01/30	2,900	3,010,113
		3,269,710
Michigan — 3.4%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,444,113
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,950	2,456,259
Wayne County Airport Authority, Refunding RB, Airport Revenue, Series A (AGM), 4.00%, 12/01/20	1,750	1,813,682
		5,714,054
Minnesota — 4.3%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,350	6,291,760
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Series B, 5.25%, 3/01/31	800	870,088
		7,161,848
Mississippi — 3.4%
Mississippi Development Bank, RB, Hinds Community College District, CAB (AGM), 5.00%, 4/01/36	845	916,876
Mississippi Development Bank Special Obligation, RB, Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,965,075
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,100	2,347,653

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Warren County Mississippi, RB, Gulf Opportunity Zone Bonds (International Paper Company Project), Series A, AMT, 5.38%, 12/01/35	$400	$419,308
		5,648,912
Missouri — 1.7%
Missouri State Development Finance Board, RB, St. Joseph Sewage System Improvements, 5.25%, 5/01/31	580	611,053
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University Health Sciences, 5.25%, 10/01/31	500	542,300
A.T. Still University Health Sciences, 5.25%, 10/01/41	650	693,869
Lutheran Senior Services, 6.00%, 2/01/41	1,000	1,069,000
		2,916,222
Montana — 0.8%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	1,350	1,431,473
Multi-State — 6.8%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (e)(f)	10,500	11,460,330
Nebraska — 2.3%
Nebraska Investment Finance Authority, Refunding RB, Series A, 6.05%, 9/01/41	990	1,054,172
Omaha Nebraska Sanitation Sewer Revenue, RB, System:
4.25%, 11/15/38	1,890	1,978,792
4.25%, 11/15/41	775	808,185
		3,841,149
Nevada — 1.1%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.65%, 6/01/23	1,295	1,218,763
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	602,497
		1,821,260
New Jersey — 14.2%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (c)(d)	915	81,893
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	3,710	3,730,553
Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30 (g)	3,000	3,003,780
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,534,965
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	8,319,075
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	630	778,037
7.50%, 12/01/32	800	976,448
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health, Series A:
4.63%, 7/01/23	510	516,145
5.63%, 7/01/37	1,700	1,791,358
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	615	664,483
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36	1,900	2,128,152
Union County Utilities Authority, Refunding RB, County Deficiency Agreement, Series A:
4.00%, 6/15/32	250	262,510
5.00%, 6/15/41	95	106,219
		23,893,618

See Notes to Financial Statements.
18	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 5.8%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (c)(d)	$455	$104,659
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	250	257,255
(FGIC), 5.00%, 2/15/47	1,000	1,029,020
(NPFGC), 4.50%, 2/15/47	750	738,293
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (c)(d)(g)	3,165	2,990,925
New York Convention Center Development Corp., RB (AMBAC), 4.75%, 11/15/45	1,000	1,007,710
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	800	868,136
New York State Dormitory Authority, RB, Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,169,450
Westchester County Healthcare Corp. New York, RB, Senior Lien, Series A, Remarketing, 5.00%, 11/01/30	1,500	1,581,075
		9,746,523
North Carolina — 5.4%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	225	256,592
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,945	2,413,486
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	1,000	1,050,750
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	4,450	4,519,287
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/33	800	926,600
		9,166,715
Oklahoma — 0.5%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (c)(d)(g)	1,025	793,852
Oregon — 1.7%
City of Portland Oregon, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Pacific Tower Apartments, Series 6, AMT, 6.05%, 11/01/34	505	505,146
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	750	852,630
Oregon State Facilities Authority, Refunding RB, Limited College Project, Series A:
5.00%, 10/01/34	850	916,368
5.25%, 10/01/40	500	541,635
		2,815,779
Pennsylvania — 4.0%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,800,192
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	2,600	2,798,718
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania Inc. Project, Series B, 4.50%, 12/01/42	2,000	2,094,220
		6,693,130

Municipal Bonds	Par (000)	Value
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A, 5.70%, 8/01/35 (a)	$1,000	$278,690
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	1,000	1,117,510
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.73%, 8/01/41 (a)	5,000	1,001,600
		2,397,800
Rhode Island — 1.3%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,190,110
State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	900	1,014,129
		2,204,239
South Dakota — 0.9%
State of South Dakota Board of Regents Housing & Auxiliary Facility System Revenue, RB, 4.25%, 4/01/33	1,535	1,605,410
Tennessee — 0.2%
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	305,896
Texas — 13.4%
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	500	602,825
7.25%, 12/01/35	1,750	2,090,498
Harris County Metropolitan Transit Authority Sales and Use Tax, RB, Series A, 5.00%, 11/01/36	940	1,058,919
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 6.18%, 11/15/41 (a)	11,690	1,717,612
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,722,270
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,274,160
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.08%, 8/15/35 (a)	50,000	12,308,500
First Tier, Series A, 5.00%, 8/15/42	750	750,375
		22,525,159
Vermont — 1.0%
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A, 4.75%, 12/01/36	1,600	1,606,640
Virginia — 0.1%
Roanoke Economic Development Authority, RB, Carilion Clinic Obligated Group, 4.00%, 7/01/29	160	160,938
Washington — 1.9%
City of Lynnwood, GO (AGO), 4.00%, 12/01/37	1,600	1,597,360
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,588,132
		3,185,492
West Virginia — 0.7%
West Virginia State University, RB, West Virginia University Projects, Series B, 5.00%, 10/01/36	1,100	1,242,956

See Notes to Financial Statements.
	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	19

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 0.7%
Wisconsin State Health & Educational Facilities Authority, RB, Aurora Health Care, Series A, 4.00%, 7/15/28	$1,215	$1,202,000
Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,200	1,372,740
Total Municipal Bonds — 136.6%		230,052,557

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Colorado — 2.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	3,750	3,940,537
Massachusetts — 1.0%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,450	1,592,724
New York — 7.3%
Hudson Yards Infrastructure Corp., RB, 5.75%, 2/15/47	2,500	2,824,461
New York City Municipal Water Finance Authority, RB: Fiscal 2009, Series A, 5.75%, 6/15/40	450	522,323
Series FF-2, 5.50%, 6/15/40	405	467,031
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	3,000	3,262,770
New York Liberty Development Corp., RB, 5.25%, 12/15/43	2,505	2,810,485
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,368,575
		12,255,645
Ohio — 2.1%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,355,269
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,154,820
		3,510,089
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.7%		21,298,995
Total Long-Term Investments (Cost — $234,380,899) — 149.3%		251,351,552

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (i)(j)	4,946,999	4,946,999
Total Short-Term Securities (Cost — $4,946,999) — 2.9%		4,946,999
Total Investments (Cost — $239,327,898) — 152.2%		256,298,551
Other Assets Less Liabilities — 1.4%		2,278,896
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.1)%		(10,322,024)
VMTP Shares, at Liquidation Value — (47.5)%		(79,900,000)
Net Assets Applicable to Common Shares — 100.0%		$168,355,423

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(h)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
FFI Institutional
Tax-Exempt Fund	2,247,948	2,699,051	4,946,999	$319

(j)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$251,351,552	—	$251,351,552
Short-Term Securities	$4,946,999	—	—	4,946,999
Total	$4,946,999	$251,351,552	—	$256,298,551

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,000	$1,150,950
6.00%, 6/01/39	1,000	1,142,790
Selma IDB, RB, International Paper Co. Project, Series A, 5.38%, 12/01/35	370	387,564
		2,681,304
California — 11.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,155	2,458,769
California Health Facilities Financing Authority, RB:
Scripps, Series A, 5.00%, 11/15/40	175	190,132
Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,294,216
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,518,104
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	1,000	1,099,900
Election of 2008, Series C, 5.25%, 8/01/39	500	573,150
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,339,770
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,210	3,537,837
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,162,810
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	925	1,100,584
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,299,960
San Jacinto Unified School District, GO, Election of 2006 (AGM), 5.25%, 8/01/32	1,000	1,085,210
		16,660,442
Colorado — 1.2%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,670,627
Florida — 5.4%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,188,998
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	1,070	1,168,172
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	1,250	1,238,789
		7,595,959
Georgia — 2.2%
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	2,500	3,045,850
Illinois — 15.4%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	1,500	1,698,300
5.00%, 12/01/41	1,000	1,078,380
Chicago Transit Authority, RB Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,526,304
Chicago Transit Authority, RB, Sales Tax Receipts Revenue:
5.25%, 12/01/36	415	461,853
5.25%, 12/01/40	1,325	1,471,187
City of Chicago Illinois, RB:
General Third Lien, Series C, 5.25%, 1/01/30	1,000	1,110,330
Sales Tax Revenue, Series A, 5.25%, 1/01/38	515	577,145
Third Lien, O’Hare International Airport, Series A, 5.75%, 1/01/39	825	946,778

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB, General, Third Lien, (AGM), Series C, 6.50%, 1/01/41	$3,740	$4,501,240
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	2,068,882
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.25%, 2/01/28	1,560	1,714,222
5.25%, 2/01/35	1,000	1,069,600
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,053,879
6.00%, 6/01/28	260	290,909
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	1,750	1,971,952
		21,540,961
Indiana — 5.6%
Indiana Finance Authority Wastewater Utility, RB, First
Lien, CWA Authority, Series A:
5.25%, 10/01/31	1,000	1,144,110
5.25%, 10/01/38	2,000	2,226,060
Indianapolis Local Public Improvement Bond Bank, RB, Series K (AGM), 5.00%, 6/01/25	1,570	1,786,942
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,697,048
		7,854,160
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	305	335,149
Louisiana — 0.5%
New Orleans Aviation Board Louisiana, Refunding RB, GARB, Restructuring, (AGC):
Series A-1, 6.00%, 1/01/23	375	447,656
Series A-2, 6.00%, 1/01/23	150	179,063
		626,719
Michigan — 14.7%
City of Detroit Michigan, RB:
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	1,690	1,903,227
Senior Lien, Series B (AGM), 7.50%, 7/01/33	580	729,402
Senior Lien, Series B (BHAC), 5.50%, 7/01/35	4,750	5,195,218
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,330	2,570,456
City of Detroit Michigan, RB, Second Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,949,220
City of Detroit Michigan, Refunding RB, Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,800	2,220,264
Lansing Board of Water & Light Utilities, RB, Series A, 5.00%, 7/01/37	2,765	3,071,887
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	365	410,771
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	565	649,462
5.25%, 10/15/25	300	343,527
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,205	1,517,842
		20,561,276
Minnesota — 3.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,680	4,327,790
Missouri — 1.9%
Missouri Municipal Electric Utility Commission Power, RB, Prairie State Project, Series A, 5.00%, 1/01/32 (a)	2,500	2,686,775

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	21

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada — 1.6%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	$2,000	$2,232,940
New Jersey — 4.6%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,300	1,418,573
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,575	1,691,393
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,219,480
Series B, 5.25%, 6/15/36	1,000	1,120,080
		6,449,526
New York — 5.5%
New York City Transitional Finance Authority, RB:
Series S-3, 5.25%, 1/15/39	900	988,578
Sub-Future Tax Secured, Series C, 5.00%, 11/01/39	1,175	1,305,801
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,873,623
New York State Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	2,220	2,468,951
		7,636,953
Pennsylvania — 0.6%
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Childrens Hospital Philadelphia, Series D, 5.00%, 7/01/32	710	785,246
Puerto Rico — 1.1%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,350	1,582,470
Texas — 22.8%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,000	2,188,860
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	705	802,502
5.00%, 11/15/29	895	1,010,052
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,600	3,134,092
6.00%, 11/15/36	2,215	2,658,797
5.38%, 11/15/38	1,000	1,140,400
Clifton Higher Education Finance Corp., Refunding RB, Baylor University, 5.25%, 3/01/32	1,270	1,453,070
Frisco ISD Texas, GO, School Building (AGC), 5.50%, 8/15/41	3,365	3,997,856
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.25%, 10/01/29	875	997,518
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	602,825
Lamar Texas Consolidated Independent School District, GO, Refunding RB, School House, Series A, 5.00%, 2/15/45 (a)	890	1,004,641
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	500	562,715
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	1,000	1,150,930
North Texas Tollway Authority, Refunding RB:
System, First Tier (AGM), 6.00%, 1/01/43	1,000	1,167,070
System, First Tier, Series A (AGC), 5.75%, 1/01/40	1,500	1,654,275
System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,678,455

Municipal Bonds	Par (000)	Value
Texas (concluded)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	$1,000	$1,150,810
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43 (a)	1,805	2,071,129
Waco Educational Finance Corporation, RB, Baylor University, 5.00%, 3/01/43	3,000	3,352,920
		31,778,917
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,000	1,073,950
Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,176,400
Washington — 5.5%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,172,395
Port of Seattle, Refunding RB, Intermediate, Series A, 5.00%, 8/01/32 (a)	3,000	3,412,560
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	795	914,616
University of Washington, Refunding, RB, Series A, 5.00%, 7/01/41 (a)	1,850	2,102,673
		7,602,244
Total Municipal Bonds — 107.4%		149,905,658

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Alabama — 1.1%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	1,500	1,583,970
California — 10.7%
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	2,500	2,756,925
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	12,196,453
		14,953,378
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	760	942,608
Florida — 10.1%
City of Jacksonville Florida, RB, Better Jacksonville (NPFGC), 5.00%, 10/01/27	3,930	4,150,237
County of Pinellas Florida, RB (AGM), 5.00%, 10/01/32	9,500	9,993,568
		14,143,805
Illinois — 4.7%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM), 5.00%, 6/01/28	2,999	3,247,458
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,285,500
		6,532,958
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	1,025,816

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Massachusetts — 1.6%
Massachusetts School Building Authority, RB, 5.00%, 10/15/41	$2,000	$2,245,080
Nevada — 5.0%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	2,000	2,325,120
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,701,101
		7,026,221
New Jersey — 0.8%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,150,600
New York — 8.7%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,129,785
New York City Municipal Water Finance Authority, RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	4,993	5,650,012
New York Liberty Development Corp., 5.25%, 12/15/43	2,955	3,315,362
New York State Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	1,740	1,976,936
		12,072,095
Puerto Rico — 1.0%
Puerto Rico Sales Tax Financing Corp., RB, Series C, 5.25%, 8/01/40	1,180	1,310,461
Texas — 1.9%
North Texas Tollway Authority, RB, Special Projects, System, Series A, 5.50%, 9/01/41	2,310	2,658,648
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.0%		65,645,640
Total Long-Term Investments (Cost — $197,730,152) — 154.4%		215,551,298

Short-Term Securities	Par (000)	Value
Illinois — 2.8%
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series B, 0.12%, 3/01/12 (c)	$3,900	$3,900,000
Texas — 0.8%
Harris County Health Facilities Development Corp., RB, VRDN, Baylor College Medicine, Series B, 0.10%, 3/01/12 (c)	1,100	1,100,000

	Shares
Money Market Funds — 2.3%
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	3,259,592	3,259,592
Total Short-Term Securities (Cost — $8,259,592) — 5.9%		8,259,592
Total Investments (Cost — $205,989,744) — 160.3%		223,810,890
Liabilities in Excess of Other Assets — (6.8)%		(9,444,749)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.3)%		(32,587,769)
VMTP Shares, at Liquidation Value — (30.2)%		(42,200,000)
Net Assets Applicable to Common Shares — 100.0%		$139,578,372

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	23

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Keegan & Co.	$1,004,641	$3,791
National Financial	$2,686,775	—
Pershing LLC	$1,134,240	$3,280
JPMorgan Securities	$2,268,480	$6,560
Morgan Stanley Co.	$2,071,129	$18,375
Barclays Capital Inc.	$2,102,673	$14,208

(b)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
FFI Institutional Tax-Exempt Fund	9,230,241	(5,970,649)	3,259,592	$153

(e)	Represents the current yield as of report date.

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
47	10-Year US	Chicago	March	$6,169,484	$(36,074)
	Treasury Note	Board of Trade	2012

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$215,551,298	—	$215,551,298
Short-Term Securities	$3,259,592	5,000,000	—	8,259,592
Total	$3,259,592	$220,551,298	—	$223,810,890

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial
Instruments[2]
Assets:
Interest rate contracts	$(36,074)	—	—	$(36,074)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.7%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$3,800	$4,213,592
Birmingham Airport Authority, RB (AGM), 5.50%, 7/01/40	5,800	6,424,428
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,495	1,708,471
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,800	2,548,028
		14,894,519
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,194,933
Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,500	1,684,575
5.25%, 10/01/28	250	283,560
		1,968,135
California — 22.8%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	691,419
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, First Lien, Series A (AMBAC), 5.00%, 7/01/36 (a)	10,100	13,511,174
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM):
5.00%, 8/01/13 (b)	7,450	7,090,463
5.41%, 8/01/36 (c)	4,200	1,105,734
Golden State Tobacco Securitization Corp. California, RB, Series 2003-A-1 (a):
6.75%, 6/01/39	14,500	15,653,765
6.63%, 6/01/40	6,500	7,007,065
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/33	16,745	17,997,024
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (c):
5.15%, 8/01/31	13,575	5,091,575
5.16%, 8/01/32	14,150	4,881,325
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	2,500	2,737,950
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 6.84%, 7/01/38 (c)	2,000	491,500
San Joaquin Hills Transportation Corridor Agency California, Refunding RB, CAB, Series A (NPFGC), 5.51%, 1/15/31 (c)	53,000	14,045,000
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,350	2,502,515
		92,806,509
Colorado — 0.3%
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	960	1,074,883
District of Columbia — 2.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,581,035
Florida — 15.8%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,600	1,722,976
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	6,750	7,523,550
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,800	4,020,172

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.25%, 10/01/38 (c)	$25,520	$5,313,009
Miami International Airport, Series A, 5.50%, 10/01/41	5,000	5,594,400
Series A, 5.50%, 10/01/36	5,000	5,538,250
Series B (AGC), 5.25%, 5/01/31	1,135	1,238,421
Water & Sewer System (AGM), 5.00%, 10/01/39	10,100	10,949,915
County of Miami-Dade Florida, Refunding RB (AGM), 5.00%, 7/01/35	1,300	1,386,333
County of Miami-Dade Florida, School Board, COP, RB, Series B (AGC), 5.25%, 5/01/31	1,135	1,238,421
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3, 5.45%, 7/01/33	3,800	4,023,288
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,814,507
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	6,090	6,749,791
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	321,651
South Florida Water Management District, COP (AMBAC), 5.00%, 10/01/36	1,000	1,050,490
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	2,000	2,256,880
		64,503,633
Georgia — 2.8%
Burke County Development Authority, RB, Oglethorpe Power, Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,342,237
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	7,500	9,137,550
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System Series D (AGM), 5.50%, 7/01/41	900	986,868
		11,466,655
Hawaii — 1.4%
Hawaii State Harbor, RB, Series A, 5.25%, 7/01/35	5,000	5,545,800
Illinois — 3.1%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	2,590	2,932,398
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	600	659,094
Chicago Transit Authority, RB, 5.25%, 12/01/36	650	723,385
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	7,310	7,648,160
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	794,405
		12,757,442
Indiana — 2.0%
Indiana Finance Authority Wastewater Utility, Refunding RB, First Lien, CWA Authority, Series A, 5.25%, 10/01/38	1,100	1,224,333
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	450	481,995
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	5,750	6,421,543
		8,127,871
Iowa — 1.3%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,000	5,495,900
Kentucky — 0.4%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,692,525

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	25

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana — 2.8%
Jefferson Parish Hospital Service District No. 1, Refunding RB, West Jefferson Medical Center, Series A, 6.00%, 1/01/39	$1,550	$1,721,492
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	1,750	1,811,250
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	7,500	8,080,800
		11,613,542
Michigan — 2.5%
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,395,160
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	465	502,609
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	1,100	1,273,910
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,247,620
Series I-A, 5.38%, 10/15/41	800	896,312
Series II-A, 5.38%, 10/15/36	1,500	1,685,715
		10,001,326
Nebraska — 1.1%
Nebraska Investment Finance Authority, Refunding RB, Series A:
5.90%, 9/01/36	2,450	2,754,265
6.05%, 9/01/41	1,575	1,677,092
		4,431,357
Nevada — 1.1%
County of Clark Nevada, RB, Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	4,100	4,453,215
New Jersey — 1.4%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	3,000	3,426,330
Series B, 5.25%, 6/15/36	1,990	2,228,959
		5,655,289
New York — 1.1%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	770	870,008
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,226,139
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,300	1,522,768
		4,618,915
North Carolina — 1.0%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	3,875	3,935,334
Ohio — 0.5%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	741,004
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,125	1,196,842
		1,937,846
Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor, License Fund, 6.00%, 12/01/36	625	754,494

Municipal Bonds	Par (000)	Value
Puerto Rico — 2.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	$5,300	$6,212,660
5.50%, 8/01/42	3,450	3,754,325
		9,966,985
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	2,625	2,998,538
South Carolina — 1.4%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	304,580
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	5,000	5,498,750
		5,803,330
Tennessee — 3.4%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM) (c):
5.88%, 1/01/23	8,910	4,839,823
5.90%, 1/01/24	8,500	4,344,265
5.91%, 1/01/25	6,850	3,297,248
Memphis Center City Revenue Finance Corp., RB, Sub-Pyramid & Pinch District, Series B, (AGM), 5.25%, 11/01/30	1,240	1,425,479
		13,906,815
Texas — 24.6%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/34	4,165	4,617,194
City of San Antonio Texas, Refunding RB (NPFGC):
5.13%, 5/15/29	9,250	9,988,150
5.13%, 5/15/34	10,000	10,825,400
Comal ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/36	2,500	2,759,800
Coppell ISD Texas, GO, Refunding, CAB (PSF-GTD), 5.64%, 8/15/30 (c)	10,030	5,324,325
County of Harris Texas, Refunding RB, Senior Lien, Toll Road (AGM), 5.00%, 8/15/30	1,910	1,941,439
County of Harris Texas, GO (NPFGC) (c):
5.57%, 8/15/25	7,485	5,101,027
5.61%, 8/15/28	10,915	6,472,486
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (c):
CAB, Junior Lien, Series H, 5.94%, 11/15/38	5,785	979,632
CAB, Junior Lien, Series H, 5.95%, 11/15/39	6,160	976,298
Third Lien, Series A-3, 5.97%, 11/15/38	16,890	2,860,153
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,980	3,324,071
North Texas Tollway Authority, Refunding RB:
First Tier, Series A, 6.00%, 1/01/28	625	725,038
First Tier, System (NPFGC), 5.75%, 1/01/40	23,050	25,030,686
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	19,500	19,509,750
		100,435,449

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington — 3.1%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series C (AMBAC), 5.13%, 7/01/33	$3,655	$3,715,563
County of King Washington, Refunding RB (AGM), 5.00%, 1/01/36	2,200	2,339,436
Washington Health Care Facilities Authority, RB:
MultiCare Health Care, Series C (AGC), 5.50%, 8/15/43	4,900	5,259,954
Providence Health & Services, Series A, 5.00%, 10/01/39	500	529,635
Providence Health & Services, Series A, 5.25%, 10/01/39	675	728,919
		12,573,507
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,500	1,625,505
Froedtert & Community Health, 5.25%, 4/01/39	2,500	2,703,975
		4,329,480
Total Municipal Bonds — 105.1%		428,525,262

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Arizona — 1.9%
Phoenix Civic Improvement Corp., RB:
Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,453,725
Sub-Civic Plaza Expansion Project, Series A, 5.00%, 7/01/37	4,490	4,701,659
Salt River Arizona Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,500	1,633,530
		7,788,914
California — 10.3%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33	3,379	3,645,788
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	8,000	8,901,600
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,872,000
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	5,000	5,499,500
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	518,316
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,870	5,249,714
University of California, RB, Series C (NPFGC), 4.75%, 5/15/37	10,000	10,253,200
		41,940,118
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,080	1,292,782
Florida — 4.9%
City of Tallahassee Florida, RB (NPFGC):
5.00%, 10/01/32	3,000	3,210,810
5.00%, 10/01/37	5,000	5,327,900
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,999	3,248,355
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36 (e)	1,800	1,889,316
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	6,000	6,342,900
		20,019,281

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Hawaii — 2.6%
Honolulu City & County Board of Water Supply, RB, Series A (FGIC), 5.00%, 7/01/33	$10,000	$10,388,400
Illinois — 9.3%
City of Chicago Illinois, RB, Sale Tax Revenue, Series A, 5.00%, 1/01/41	3,870	4,258,083
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,710,368
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	4,499	4,928,249
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A (NPFGC), 5.00%, 12/15/28	24,010	24,487,319
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,400	1,542,708
		37,926,727
Massachusetts — 3.5%
Massachusetts School Building Authority, Sales Tax RB, Series A (AGM), 5.00%, 8/15/30	12,987	14,459,277
Michigan — 1.9%
Michigan Finance Authority, Refunding RB, Trinity Health, 5.00%, 12/01/39	7,300	7,721,064
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	4,197	4,834,351
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,024	2,387,128
		7,221,479
New York — 4.4%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	4,494	5,231,211
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,767,123
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	5,093,595
		18,091,929
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	620	684,096
Puerto Rico — 0.7%
Puerto Rico Sales Tax Financing Corp., RB, Series C, 5.25%, 8/01/40	2,580	2,865,245
South Carolina — 0.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	600	679,800
Texas — 2.9%
North East ISD Texas, GO, School Building (PSF-GTD):
5.13%, 6/15/29	9,500	10,343,250
Series A, 5.00%, 8/01/37	1,500	1,660,140
		12,003,390
Utah — 1.4%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,515,200
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	445,972

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	27

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	$3,494	$3,858,161
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.3%		192,901,835
Total Long-Term Investments (Cost — $577,916,104) — 152.3%		621,427,097

Short-Term Securities
New York — 0.4%
City of New York, New York, GO, VRDN, Sub-Series A-6 (AGM, Dexia Credit Local SBPA), 0.25%, 03/01/12 (e)	1,700	1,700,000

	Shares
Money Market Funds — 3.4%
FFI Institutional Tax-Exempt Fund, 0.01% (f)(g)	13,815,497	13,815,497
Total Short-Term Securities (Cost — $15,515,497) — 3.8%		15,515,497
Total Investments (Cost — $593,431,601) — 156.1%		636,942,594
Other Assets Less Liabilities — 1.0%		3,906,687
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.5)%		(95,870,735)
VMTP Shares, at Liquidation Value — (33.6)%		(137,200,000)
Net Assets Applicable to Common Shares — 100.0%		$407,778,546

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
FFI Institutional Tax-Exempt Fund	5,821,237	7,994,260	13,815,497	$569

(g)	Represents the current yield as of report date.

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
50	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$6,563,281	$(38,376)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$621,427,097	—	$621,427,097
Short-Term Securities	$13,815,497	1,700,000	—	15,515,497
Total	$13,815,497	$623,127,097	—	$636,942,594

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(38,376)	—	—	$(38,376)

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 2.7%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	$5,635	$5,670,838
5.00%, 12/01/37	3,990	3,989,681
		9,660,519
California — 12.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,480	2,796,622
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	9,710	113,219
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,044,425
California HFA, RB, Series K, AMT Home Mortgage, 5.50%, 2/01/42	1,925	1,919,764
California State Public Works Board, RB, Various Capital Project, Sub-Series I-1, 6.38%, 11/01/34	1,280	1,501,670
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 5.50%, 10/01/33	5,000	5,199,900
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	860	953,405
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	6,500	7,156,175
San Francisco City & County Redevelopment Agency, Special Tax Bonds, District No. 6, Mission Bay South Public Improvements, 6.63%, 8/01/27	3,120	3,141,278
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,760	2,106,984
6.50%, 4/01/33	10,670	13,122,713
5.00%, 10/01/41	3,320	3,543,967
		45,600,122
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare Series A, 5.50%, 7/01/34	2,330	2,572,063
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	1,375	1,399,269
		3,971,332
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	1,505	1,615,286
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,240	1,335,542
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	4,430	4,510,582
		5,846,124
District of Columbia — 6.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	7,500	8,115,900
6.75%, 5/15/40	11,500	11,598,095
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	550	589,391
5.25%, 10/01/44	2,000	2,155,380
		22,458,766

Municipal Bonds	Par (000)	Value
Florida — 6.2%
City of Leesburg Florida, RB, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	$1,000	$1,001,450
County of Miami-Dade Florida, RB:
Miami International Airport, Series A AMT (AGC), 5.25%, 10/01/38	2,855	2,975,795
Water & Sewer System Revenue (AGM), 5.00%, 10/01/39	5,000	5,420,750
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,255	1,390,891
Live Oak Community Development District No. 1, Special Assessment Bonds, Series A, 6.30%, 5/01/34	3,115	3,211,254
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	3,640	3,826,586
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	2,500	2,727,075
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	1,930	1,651,115
		22,204,916
Georgia — 0.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	985,784
Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	695	766,043
6.75%, 11/15/29	995	1,061,516
7.00%, 11/15/39	680	738,432
		2,565,991
Hawaii — 0.5%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	1,480	1,644,354
Illinois — 12.5%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	2,300	2,604,060
5.00%, 12/01/41	760	819,569
Chicago Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,276,880
City of Chicago Illinois, RB:
5.25%, 1/01/38	895	1,003,000
O’Hare International Airport Revenue, General, Third Lien, Series A, 5.75%, 1/01/39	5,000	5,738,050
O’Hare International Airport Revenue, General, Third Lien, Series C, (AGM), 6.50%, 1/01/41	6,430	7,738,762
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (b)(c)	900	90,000
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,675	1,795,834
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,908,567
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	391,418
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	10,500	11,468,205
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	3,430	3,563,050
Series B-2, 5.00%, 6/15/50	2,725	2,829,749
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,470	1,693,117
6.00%, 6/01/28	1,255	1,404,194
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	755,055
		45,079,510

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	29

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana — 2.6%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	$915	$980,505
Indiana Finance Authority, Refunding RB, Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	1,500	1,567,020
Indiana Finance Authority Wastewater Utility, Refunding RB, First Lien, CWA Authority, Series A, 5.25%, 10/01/38	1,720	1,914,412
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital Inc., 5.38%, 9/15/22	3,675	3,674,779
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,200	1,364,580
		9,501,296
Iowa — 0.6%
Iowa Student Loan Liquidity Corp., RB, Series A-1, AMT, 5.15%, 12/01/22	2,140	2,295,899
Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,755	1,865,934
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,105	1,239,180
Louisiana — 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	3,650	4,077,415
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	7,590	7,855,650
		11,933,065
Maryland — 1.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	501,116
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,038,390
Maryland Health & Higher Educational Facilities Authority, RB, Union Hospital of Cecil County Issue, 5.63%, 7/01/32	1,000	1,006,770
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	2,400	2,662,680
		5,208,956
Massachusetts — 0.3%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	955	1,015,795
Michigan — 1.1%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,619,010
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	2,381,249
		4,000,259
Minnesota — 2.2%
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement Revenue, Series B:
5.25%, 3/01/25	4,905	5,534,655
5.25%, 3/01/31	2,065	2,245,915
		7,780,570

Municipal Bonds	Par (000)	Value
Missouri — 2.0%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	$6,000	$6,039,720
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Home, 5.50%, 2/01/42	1,135	1,153,149
		7,192,869
Multi-State — 3.8%
Centerline Equity Issuer Trust (d)(e):
5.75%, 5/15/15	1,000	1,073,800
6.00%, 5/15/15	5,000	5,418,250
6.00%, 5/15/19	3,500	3,919,090
6.30%, 5/15/19	3,000	3,369,210
		13,780,350
Nebraska — 0.9%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,245	1,326,423
Sarpy County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,741,929
		3,068,352
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,582,876
New Jersey — 7.5%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/34	3,810	3,946,055
Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30 (f)	10,100	10,112,726
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	8,291,345
New Jersey Transportation Trust Fund Authority, RB, Transportation System, 5.25%, 6/15/36	2,690	3,013,015
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	1,375	1,534,170
		26,897,311
New York — 3.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (b)(c)	985	226,570
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	1,325	1,461,104
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (c)(f)	6,700	6,331,500
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,335	1,448,702
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/36	1,410	1,578,875
		11,046,751
North Carolina — 2.2%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities National Gypsum Co. Project, AMT, AMT, 5.75%, 8/01/35	7,500	6,146,400
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,617,171
		7,763,571

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 1.9%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	$3,405	$3,627,551
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	3,025	3,186,747
		6,814,298
Oklahoma — 0.8%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (f)	3,925	3,039,873
Pennsylvania — 2.5%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	2,000	1,652,940
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.38%, 11/01/41	5,175	5,196,631
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	2,065	2,256,591
		9,106,162
Puerto Rico — 5.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.13%, 7/01/37	375	374,498
5.25%, 7/01/42	625	624,387
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.58%, 8/01/33 (a)	13,600	4,396,064
CAB, Series A, 6.61%, 8/01/34 (a)	5,500	1,646,865
CAB, CAB, Series A, 6.61%, 8/01/35 (a)	14,055	3,916,988
CAB, Series A, 6.64%, 8/01/36 (a)	11,875	3,082,037
First Sub-Series A, 6.50%, 8/01/44	6,100	7,173,539
		21,214,378
South Carolina — 3.9%
County of Greenwood South Carolina, RB, Facilities, Self Memorial Hospital:
5.50%, 10/01/26	2,280	2,283,329
5.50%, 10/01/31	3,250	3,255,818
South Carolina Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,640	2,788,896
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,595	3,953,601
South Carolina State Public Service Authority, Refunding RB, Santee Cooper Project, Series C, 5.00%, 12/01/36	1,685	1,880,460
		14,162,104
Tennessee — 3.5%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.77%, 1/01/21 (a)	20,405	12,584,988
Texas — 15.6%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	2,400	396,384
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	2,350	2,519,435
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	1,650	1,868,807
City of Houston Texas, Refunding RB:
Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	9,145	11,023,566
Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,840,909
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	5,000	5,088,900
Harris County-Houston Sports Authority, Refunding RB, Third Lien, Series A-3 (NPFGC), 5.96%, 11/15/36 (a)	25,375	4,908,286
Lower Colorado River Authority, Refunding RB, Series A (NPFGC), 5.00%, 5/15/31 (g)	5	5,287

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, RB, Toll 2nd Tier, Series F, 6.13%, 1/01/31	$6,790	$7,525,085
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	3,600	3,967,020
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	4,410	5,041,159
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	4,210	4,787,107
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,400,230
University of Texas System, Refunding RB, Financing System Bonds, Series B, 5.00%, 8/15/43 (h)	3,350	3,843,924
		56,216,099
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	3,960	4,252,842
Virginia — 1.8%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31 (g)	1,240	1,241,017
Halifax County IDA, Refunding RB, Old Dominion Electric Co-op Project, AMT (AMBAC), 5.63%, 6/01/28	5,000	5,155,700
		6,396,717
Washington — 2.3%
Bellingham Washington, Water & Sewer Revenue, 5.00%, 8/01/36	5,050	5,687,967
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	2,190	2,585,229
		8,273,196
Wisconsin — 2.0%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/30	1,790	1,971,255
Ascension Health Senior Credit Group, 5.00%, 11/15/33	910	986,140
Aurora Health Care, 6.40%, 4/15/33	3,930	4,038,468
		6,995,863
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	3,355	3,837,952
Wyoming Municipal Power Agency, RB, Series A:
5.50%, 1/01/33	800	880,688
5.50%, 1/01/38	750	816,983
		5,535,623
Total Municipal Bonds — 120.6%		433,397,881

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority- Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	2,519	2,637,093
Arizona — 0.8%
Salt River Arizona Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,630	2,863,745

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	31

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
California — 6.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	$2,850	$3,214,373
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,530	2,782,747
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	2,125,097
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	10,335	11,457,691
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	5,099	5,218,369
		24,798,277
Colorado — 2.0%
Colorado Health Facilities Authority, RB (AGM), Catholic Health:
Series C-3, 5.10%, 10/01/41	4,230	4,439,385
Series C-7, 5.00%, 9/01/36	2,710	2,847,695
		7,287,080
Connecticut — 3.3%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,170	5,971,091
Series X-3, 4.85%, 7/01/37	5,130	5,843,327
		11,814,418
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	5,068,483
Massachusetts — 2.5%
Massachusetts School Building Authority, RB, Sales Tax Revenue, Senior, Series B, 5.00%, 10/15/41	4,950	5,556,573
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,150	3,460,055
		9,016,628
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,219	2,522,142
New York — 12.7%
Hudson New York Yards Infrastructure Corp., Senior RB, Series A, 5.75%, 2/15/47	1,750	1,977,123
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Series HH, 5.00%, 6/15/31	9,149	10,574,792
Series FF-2, 5.50%, 6/15/40	1,710	1,971,908
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	9,284	10,085,030
New York State Liberty Development Corp., RB, Liberty Revenue Bonds, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	11,670	13,093,156
New York State Liberty Development Corp., Refunding RB, Liberty Revenue Bonds, 4 World Trade Center Project, 5.75%, 11/15/51	7,040	7,998,637
		45,700,646
Texas — 1.2%
Harris County Texas Metropolitan Transit Authority, RB, Sales & Use Tax Bonds, Series A, 5.00%, 11/01/41	3,720	4,154,905
Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,909	6,521,102

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Washington — 3.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	$3,029	$3,344,843
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	8,113	9,142,522
		12,487,365
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.5%		134,871,884
Total Long-Term Investments (Cost — $531,470,748) — 158.1%		568,269,765

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	12,802,513	12,802,513
Total Short-Term Securities (Cost — $12,802,513) — 3.5%		12,802,513
Total Investments (Cost — $544,273,261) — 161.6%		581,072,278
Other Assets Less Liabilities — 0.4%		1,423,884
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.9)%		(71,723,715)
VMTP Shares, at Liquidation Value — (42.1)%		(151,300,000)
Net Assets — 100.0%		$359,472,447

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Variable rate security. Rate shown is as of report date.

(g)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley Co.	$3,843,924	$34,103

(i)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
FFI Institutional Tax-Exempt Fund	11,840,465	962,048	12,802,513	$704

(k)	Represents the current yield as of report date.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
79	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$10,369,984	$(60,634)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$568,269,765	—	$568,269,765
Short-Term Securities	$12,802,513	—	—	12,802,513
Total	$12,802,513	$568,269,765	—	$581,072,278

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(60,634)	—	—	$(60,634)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	33

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.5%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$4,980	$5,731,731
6.00%, 6/01/39	10,995	12,564,976
Selma Industrial Development Board, RB, International Paper Co., Project, Series A, 5.38%, 12/01/35	1,745	1,827,835
		20,124,542
Arizona — 2.1%
State of Arizona, COP, Department of Administration, Series A (AGM), 5.25%, 10/01/24	10,260	11,931,046
California — 18.7%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	8,920	10,177,363
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/40	1,080	1,173,388
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	5,370	6,205,303
California State Public Works Board, RB, Various Capital Projects, Series G-1 (AGC), 5.25%, 10/01/24	5,000	5,748,100
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	3,325	3,546,279
City of San Jose California, RB, Series A-1, AMT, 5.75%, 3/01/34	4,450	4,910,130
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	6,600	7,156,776
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	10,000	10,999,000
Election of 2008, Series C, 5.25%, 8/01/39	3,675	4,212,653
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	5,000	5,701,150
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,980	3,284,347
Los Angeles Unified School District California, GO, Series D, 5.25%, 7/01/25	3,485	4,091,913
Manteca Financing Authority California, RB, Manteca Sewer (AGC):
5.63%, 12/01/33	2,450	2,772,347
5.75%, 12/01/36	3,285	3,711,590
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	4,110	4,779,149
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	3,820	4,545,112
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	4,690	5,419,389
San Jacinto Unified School District, GO, Election of 2006 (AGM), 5.25%, 8/01/32	3,000	3,255,630
State of California, GO, Various Purpose (AGC), 5.50%, 11/01/39	15,000	16,671,900
		108,361,519
Colorado — 1.2%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	5,925	6,946,292
District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, RB, Series A (NPFGC), 5.00%, 10/01/38	1,000	1,079,200
Florida — 7.3%
County of Lee Florida, Refunding RB, Series A, AMT, 5.38%, 10/01/32	4,600	4,947,622
County of Miami-Dade Florida, RB, AMT, Miami International Airport, Series A:
(AGM), 5.50%, 10/01/41	3,500	3,703,630
(NPFGC), 6.00%, 10/01/29	8,000	8,055,680

Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida Housing Finance Corp., RB, Waverly Apartments, Series C-1, AMT (AGM), 6.30%, 7/01/30	$2,055	$2,066,960
Florida Housing Finance Corp., Refunding RB, AMT (NPFGC) Homeowner Mortgage, Series 2:
5.75%, 7/01/14	360	360,900
5.90%, 7/01/29	5,880	5,948,855
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	6,740	6,831,260
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	2,700	3,037,527
Miami-Dade County Housing Finance Authority Florida, MRB, Marbrisa Apartments Project, Series 2A, AMT (AGM), 6.00%, 8/01/26	2,185	2,200,229
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	4,435	4,841,911
		41,994,574
Illinois — 18.4%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	6,370	7,212,114
5.00%, 12/01/41	12,865	13,873,359
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	1,620	1,972,787
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	6,315	7,414,315
Chicago Transit Authority, RB, Sale Tax Receipts Revenue:
5.25%, 12/01/36	1,960	2,181,284
5.25%, 12/01/40	5,515	6,123,470
City of Chicago Illinois, O’Hare International Airport, Third Lien, RB, Series C (AGM), 5.25%, 1/01/35	4,520	4,947,637
City of Chicago Illinois, RB, Sales Tax Revenue, Series A, 5.25%, 1/01/38	2,445	2,740,038
City of Chicago Illinois, RB, Third Lien, O’Hare International Airport, Series A, 5.75%, 1/01/39	7,395	8,486,576
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41	16,800	20,219,472
Illinois Finance Authority, RB, University of Chicago, Series B, 5.50%, 7/01/37	10,000	11,200,100
Illinois Finance Authority, Refunding RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,390,200
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/35	2,700	2,887,920
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,365	5,027,520
6.00%, 6/01/28	1,245	1,393,006
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/26	5,625	6,386,062
		106,455,860
Indiana — 5.5%
Indiana Finance Authority WasteWater Utility, RB, First Lien, CWA Authority, Series A:
5.25%, 10/01/31	5,810	6,647,279
5.00%, 10/01/41	2,000	2,167,860
Indianapolis Local Public Improvement Bond Bank, RB, Series K (AGM), 5.00%, 6/01/25	6,535	7,438,006
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	14,105	15,752,323
		32,005,468

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa — 0.6%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	$3,350	$3,681,148
Louisiana — 0.3%
New Orleans Aviation Board Louisiana, Refunding RB, GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	720	859,500
Series A-2, 6.00%, 1/01/23	500	596,875
		1,456,375
Michigan — 13.2%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 6.25%, 7/01/36	6,320	7,246,512
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	7,490	8,435,013
Senior Lien, Series B (AGM), 7.50%, 7/01/33	2,780	3,496,100
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	16,440	18,136,608
City of Detroit Michigan, Refunding RB, Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	9,055	11,169,162
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	6,015	6,655,357
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	1,760	1,980,704
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/22	6,150	7,170,408
5.25%, 10/15/24	2,755	3,166,845
5.25%, 10/15/25	1,435	1,643,204
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	5,780	7,280,604
		76,380,517
Minnesota — 2.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	9,900	11,642,697
Nebraska — 0.9%
Nebraska Investment Finance Authority, Refunding RB, Series A:
5.90%, 9/01/36	3,650	4,103,294
6.05%, 9/01/41	1,115	1,187,274
		5,290,568
Nevada — 5.7%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	11,140	12,437,476
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	9,005	9,780,781
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	10,380	10,634,725
		32,852,982
New Jersey — 3.7%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	6,500	7,092,865
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT, 5.75%, 12/01/28	4,475	5,017,594
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	5,410	6,178,815
Series B, 5.25%, 6/15/36	2,960	3,315,437
		21,604,711

Municipal Bonds	Par (000)	Value
New York — 8.1%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series EE, 5.25%, 6/15/40	$7,500	$8,461,650
Series FF-2, 5.50%, 6/15/40	4,000	4,613,760
New York City Municipal Water Finance Authority, RB, Second General Resolution:
Fiscal 2012, Series BB, 5.00%, 6/15/44	5,000	5,499,500
Series EE, 5.38%, 6/15/43	3,475	3,941,866
New York City Transitional Finance Authority, RB, Fiscal 2009:
Series S-3, 5.25%, 1/15/39	5,625	6,178,612
Series S-4 (AGC), 5.50%, 1/15/29	4,000	4,663,080
New York City Transitional Finance Authority, RB, Sub-Future Tax Secured, Series C, 5.00%, 11/01/39	4,865	5,406,572
New York City Transitional Finance Authority, RB, Sub-Series S-2A, 5.00%, 7/15/30	7,110	8,233,167
		46,998,207
North Carolina — 1.4%
City of Charlotte NC, RB, Airport Revenue, Charlotte Douglas Airport, Series A, 5.00%, 7/01/41	7,540	8,270,249
Pennsylvania — 1.7%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 6.00%, 12/01/41	4,945	5,483,807
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Children’s Hospital Philadelphia, Series D, 5.00%, 7/01/32	3,785	4,186,135
		9,669,942
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	6,610	7,748,242
Texas — 22.7%
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	3,360	3,824,688
5.00%, 11/15/29	4,255	4,801,980
City of Houston Texas, Refunding RB, Combined First Lien, Series A (AGC):
6.00%, 11/15/35	12,700	15,308,834
6.00%, 11/15/36	9,435	11,325,397
5.38%, 11/15/38	5,000	5,702,000
Clifton Higher Education Finance Corp., Refunding RB, Baylor University, 5.25%, 3/01/32	5,690	6,510,213
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	10,110	11,236,355
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.25%, 10/01/29	3,645	4,155,373
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,500	1,791,855
Lamar Texas Consolidated Independent School District, GO, Refunding School House, Series A, 5.00%, 2/15/45 (a)	4,175	4,712,782
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	3,295	3,640,843
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	2,300	2,588,489
North Texas Tollway Authority, RB, System:
First Tier, Series K-1 (AGC), 5.75%, 1/01/38	12,150	13,595,485
Special Projects System, Series A, 5.50%, 9/01/41	4,200	4,833,906
North Texas Tollway Authority, Refunding RB, System, First Tier:
(AGM), 6.00%, 1/01/43	5,555	6,483,074
Series A (AGC), 5.75%, 1/01/40	7,000	7,719,950

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	35

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	$1,770	$2,036,934
University of Texas, RB, Refunding Financing System Series B, 5.00%, 8/15/43 (a)	8,495	9,747,503
Waco Educational Finance Corporation, RB, Baylor University Issue 5.00%, 3/01/43	10,000	11,176,400
		131,192,061
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	6,375	6,846,431
Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	4,300	5,058,520
Washington — 3.2%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	4,200	4,803,960
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	3,290	3,785,013
University of Washington, General Revenue, Refunding Bonds, Series A, 5.00%, 7/01/41 (a)	8,700	9,888,246
		18,477,219
Total Municipal Bonds — 123.8%		716,068,370

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Alabama — 1.2%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	6,500	6,863,870
California — 2.9%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,960	8,857,092
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	2,400	2,652,360
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	5,000	5,513,850
		17,023,302
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	3,381	4,192,125
Florida — 4.5%
City of Jacksonville Florida, RB, Better Jacksonville (NPFGC), 5.00%, 10/01/27	10,000	10,560,400
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	10,657	11,283,407
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	4,065	4,355,851
		26,199,658
Illinois — 1.5%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM), 5.00%, 6/01/28	7,737	8,378,442
Indiana — 1.8%
Indiana Health & Educational Facilities Financing Authority, Refunding RB, St. Francis, Series E (AGM), 5.25%, 5/15/41	9,850	10,401,108

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Kentucky — 0.1%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	$404	$461,617
Massachusetts — 1.8%
Massachusetts School Building Authority, RB, Senior-Series B, 5.00%, 10/15/41	9,440	10,596,778
Nevada — 2.6%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	8,000	9,300,480
Series B, 5.50%, 7/01/29	5,008	5,834,918
		15,135,398
New Jersey — 3.8%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	4,350	5,005,110
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	7,532	8,088,583
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	8,000	8,637,120
		21,730,813
New York — 9.7%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	9,249	10,450,507
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	4,994	5,760,048
New York Liberty Development Corp., RB, Series 1, 5.25%, 12/15/43	13,950	15,651,202
New York Liberty Development Corp., Refunding RB, World Trade Center Project, 5.75%, 11/15/51	8,200	9,316,594
New York State Dormitory Authority, Short Term Personal Income, Tax Revenue Education, Series B, 5.25%, 3/15/38	13,500	15,007,950
		56,186,301
Puerto Rico — 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax, RB, Senior Series C, 5.25%, 8/01/40	5,590	6,208,030
Texas — 4.3%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	12,027	13,812,878
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	9,640	11,094,965
		24,907,843
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.0%		208,285,285
Total Long-Term Investments (Cost — $844,237,606) — 159.8%		924,353,655

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (c)(d)	30,313,901	30,313,901
Total Short-Term Securities (Cost — $30,313,901) — 5.3%		30,313,901
Total Investments (Cost — $874,551,507) — 165.1%		954,667,556
Liabilities in Excess of Other Assets — (0.2)%		(1,218,568)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.4)%		(100,504,544)
VRDP Shares, at Liquidation Value — (47.5)%		(274,600,000)
Net Assets Applicable to Common Shares — 100.0%		$578,344,444

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (concluded)	BlackRock MuniHoldings Investment Quality Fund (MFL)

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Keegan & Co.	$4,712,782	$17,786
Morgan Stanley Co.	$9,747,503	$86,479
Barclays Capital Inc.	$9,888,246	$66,816

(b)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
FFI Institutional Tax-Exempt Fund	22,122,505	8,191,396	30,313,901	$1,723

(d)	Represents the current yield as of report date.

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
195	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$25,596,797	$(149,667)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$924,353,655	—	$924,353,655
Short-Term Securities	$30,313,901	—	—	30,313,901
Total	$30,313,901	$924,353,655	—	$954,667,556

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(149,667)	—	—	$(149,667)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	37

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.0%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$7,610	$8,438,272
Camden IDB Alabama, RB, Weyerhaeuser Co. Project, Series A, 6.13%, 12/01/13 (a)	2,550	2,810,483
Selma IDB, RB:
Gulf Opportunity Zone, International Paper, 5.80%, 5/01/34	1,850	1,969,843
International Paper Co., Series A, 5.38%, 12/01/35	1,000	1,047,470
Selma IDB Alabama, Refunding RB, International Paper Co. Project, Series B, 5.50%, 5/01/20	5,000	5,113,650
		19,379,718
Alaska — 0.1%
Northern Tobacco Securitization Corp., RB, Asset-Backed, Series A, 5.00%, 6/01/46	1,250	912,787
Arizona — 2.7%
Maricopa County IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	4,100	2,809,894
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	3,300	3,583,041
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/40	2,000	2,121,580
Pima County IDA, RB, Arizona Charter School Project, Series E, 7.25%, 7/01/31	1,995	1,998,551
Pima County IDA, Refunding RB:
Arizona Charter, Series I, 6.10%, 7/01/13 (a)(b)	110	117,932
Arizona Charter, Series I, 6.30%, 7/01/13 (a)(b)	230	247,197
Arizona Charter, Series I, 6.10%, 7/01/24 (b)	370	363,991
Arizona Charter, Series I, 6.30%, 7/01/31 (b)	740	713,205
Charter Schools II, Series A, 6.75%, 7/01/21	900	901,728
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	5,000	4,999,600
		17,856,719
California — 10.0%
California Health Facilities Financing Authority, RB, Scripps Health, Series A, 5.00%, 11/15/40	2,800	3,042,116
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	1,055	1,222,861
State Joseph Health System, Series A, 5.75%, 7/01/39	5,000	5,531,350
Sutter Health, Series B, 6.00%, 8/15/42	5,600	6,471,080
California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	2,515	2,508,159
California State Public Works Board, RB, Department of Mental Health, Coalinga, Series A:
5.50%, 6/01/23	6,000	6,186,120
5.13%, 6/01/29	10,435	10,637,752
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	4,240	4,460,904
Golden State Tobacco Securitization Corp. California, RB, Asset-Backed, Series A-3, 7.88%, 6/01/13 (a)	10,725	11,724,356
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	1,200	1,330,332
State of California, GO, Various Purpose, 6.50%, 4/01/33	9,700	11,929,739
		65,044,769

Municipal Bonds	Par (000)	Value
Colorado — 1.0%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	$2,500	$2,901,325
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran, Series A, 5.25%, 6/01/34	3,000	3,030,870
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT:
6.60%, 5/01/28	275	283,476
7.50%, 4/01/31	130	131,548
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	385	431,073
		6,778,292
Connecticut — 0.2%
Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	1,885	1,600,422
Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,500	1,615,575
District of Columbia — 0.2%
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	415	444,722
5.25%, 10/01/44	650	700,499
		1,145,221
Florida — 5.0%
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	4,630	5,564,797
Series B-1, 5.63%, 7/01/38	5,000	5,587,050
County of Miami-Dade Florida, Refunding RB, Miami International Airport:
AMT (AGC), 5.00%, 10/01/40	10,000	10,239,300
Series A-1, 5.38%, 10/01/41	10,290	11,404,201
		32,795,348
Georgia — 2.2%
City of Atlanta Georgia, Refunding RB, General, Series B, AMT, 5.00%, 1/01/29	1,070	1,149,779
DeKalb County Hospital Authority Georgia, RB, Dekalb Medical Center Inc. Project, 6.13%, 9/01/40	3,570	3,850,602
DeKalb Private Hospital Authority, Refunding RB, Childrens Healthcare, 5.25%, 11/15/39	3,335	3,592,996
Municipal Electric Authority of Georgia, RB, Series W:
6.60%, 1/01/18	4,530	5,140,553
6.60%, 1/01/18 (c)	250	269,365
		14,003,295
Hawaii — 0.9%
Hawaii State Harbor, RB, Series A, 5.50%, 7/01/35	5,000	5,545,800
Illinois — 12.5%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	6,670	7,551,774
City of Chicago Illinois Sales Tax Revenue, Series A, 5.00%, 1/01/41	2,290	2,519,641
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, Third Lien, 5.25%, 12/01/36	2,110	2,348,219
City of Chicago Illinois, RB, General, Third Lien, Series B-2, AMT (NPFGC), 6.00%, 1/01/27	17,080	18,303,782
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	9,700	11,193,024
Community, 6.50%, 7/01/22	1,060	968,193
Community Rehabilitation, 6.50%, 7/01/12 (a)	1,080	1,114,020

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	$9,000	$10,332,360
OSF Healthcare System, Series A, 6.00%, 5/15/39	5,140	5,757,623
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	2,645	2,959,438
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	3,040	3,710,107
Series C (NPFGC), 7.75%, 6/01/20	4,000	5,044,600
Village of Hodgkins Illinois, RB, MBM Project, AMT, 6.00%, 11/01/23	10,000	10,009,000
		81,811,781
Indiana — 2.6%
Indiana Health & Educational Facilities Financing Authority, RB, Clarian Health Obligation, Series A, 5.25%, 2/15/40	8,980	9,251,196
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series D, 6.75%, 2/01/14	7,120	7,595,545
		16,846,741
Iowa — 0.1%
Iowa Tobacco Settlement Authority, RB, Asset Backed, Series C, 5.63%, 6/01/46	1,000	770,930
Kansas — 0.3%
Sedgwick & Shawnee Counties Kansas, RB, Mortgage- Backed Securities Program, Series A-4, AMT (Ginnie Mae), 5.95%, 12/01/33	1,555	1,620,014
Kentucky — 1.2%
County of Owen Kentucky, RB, Kentucky American Water Co., Series B, 5.63%, 9/01/39	1,000	1,054,700
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A:
6.38%, 6/01/40	2,000	2,242,860
6.50%, 3/01/45	4,000	4,519,720
		7,817,280
Louisiana — 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	2,615	2,921,216
Maine — 1.0%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	5,000	5,295,450
Portland New Public Housing Authority Maine, Refunding RB, Senior Living, Series A, 6.00%, 2/01/34	1,190	1,206,493
		6,501,943
Maryland — 1.8%
Maryland Community Development Administration, RB, AMT, 5.10%, 9/01/37	1,835	1,880,545
Maryland Community Development Administration, Refunding RB, Residential, Series D, 4.90%, 9/01/42	3,250	3,281,557
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 6.25%, 1/01/41	2,000	2,218,900
University of Maryland Medical System, 5.00%, 7/01/34	2,100	2,224,089
University of Maryland Medical System, 5.13%, 7/01/39	2,100	2,236,479
		11,841,570

Municipal Bonds	Par (000)	Value
Massachusetts — 5.4%
Massachusetts Bay Transportation Authority, Refunding RB, General Transportation System, Series A, 7.00%, 3/01/19	$3,010	$3,669,852
Massachusetts HFA, RB, Series A, AMT, 5.20%, 12/01/37	2,935	3,006,526
Massachusetts HFA, RB, S/F, Series 130, AMT, 5.00%, 12/01/32	2,500	2,544,250
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	6,550	6,886,998
Massachusetts Water Resources Authority, RB, Series A, 6.50%, 7/15/19	16,000	19,344,160
		35,451,786
Michigan — 3.9%
City of Detroit Michigan, RB, Second Lien, Series B (AGM):
6.25%, 7/01/36	2,500	2,866,500
7.00%, 7/01/36	1,250	1,495,150
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	7,950	8,212,986
McLaren Health Care, 5.75%, 5/15/38	7,285	7,904,443
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	4,100	5,164,442
		25,643,521
Minnesota — 0.5%
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Series B, 5.25%, 3/01/31	3,000	3,262,830
Mississippi — 5.0%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project:
Series A, 6.80%, 4/01/22	9,160	10,206,530
Series B, 6.70%, 4/01/22	4,500	4,963,455
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project:
5.88%, 4/01/22	15,000	15,045,000
5.90%, 5/01/22	2,250	2,257,830
		32,472,815
Nebraska — 0.7%
Omaha New York Public Power District, Series B, 5.00%, 2/01/36	4,000	4,528,360
Nevada — 0.9%
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	5,000	5,604,950
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Elliot Hospital, Series B, 5.60%, 10/01/22	2,300	2,466,037
New Jersey — 6.4%
New Jersey EDA, RB, Cigarette Tax:
5.50%, 6/15/24	9,080	9,130,303
5.75%, 6/15/34	3,695	3,826,949
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.25%, 12/15/33	10,000	11,103,900
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.38%, 10/01/28	1,420	1,572,323
New Jersey Transportation Trust Fund Authority, RB, Transportation System, 5.50%, 6/15/31	8,000	9,384,480
Tobacco Settlement Financing Corp. New Jersey, RB, 7.00%, 6/01/13 (a)	5,980	6,485,430
		41,503,385

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	39

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 4.0%
Metropolitan Transportation Authority, RB, Series 2008C:
6.25%, 11/15/23	$3,245	$3,952,086
6.50%, 11/15/28	14,925	18,564,461
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/36	3,165	3,544,072
		26,060,619
North Carolina — 0.5%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	4,105	3,364,130
Ohio — 0.5%
Buckeye Tobacco Settlement Financing Authority, RB, Senior, Series A-2, 6.50%, 6/01/47	1,125	917,213
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	1,915	2,326,265
		3,243,478
Pennsylvania — 0.9%
Chester County IDA, RB, Aqua Pennsylvania Inc. Project, Series A, AMT (NPFGC), 5.00%, 2/01/40	540	559,985
Delaware River Port Authority Pennsylvania, RB, Series D, 5.00%, 1/01/40	195	208,001
Pennsylvania Economic Development Financing Authority, Refunding RB, Aqua Pennsylvania Inc. Project, Series A, AMT, 5.00%, 12/01/34	2,780	2,987,749
Philadelphia Authority for Industrial Development, RB:
Arbor House Inc. Project, Series E, 6.10%, 7/01/33	1,000	1,008,890
Rieder House Project, Series A, 6.10%, 7/01/33	1,355	1,367,046
		6,131,671
Puerto Rico — 2.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	13,000	15,238,600
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.68%, 8/01/41 (d)	10,000	2,003,200
		17,241,800
South Carolina — 0.9%
County of Georgetown South Carolina, Refunding RB, International Paper Co. Project, Series A, AMT, 5.55%, 12/01/29	1,000	1,016,480
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	5,000	5,148,200
		6,164,680
Texas — 12.9%
Brazos River Authority, Refunding RB, Texas Utility Co., Series, AMT, 7.70%, 4/01/33	3,055	458,708
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A-7, AMT, 6.63%, 5/15/33	11,460	11,612,991
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/31	1,000	1,084,950
6.00%, 1/01/41	4,300	4,613,384
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/34	8,335	9,239,931
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	4,000	4,071,120
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	3,500	4,219,775
7.25%, 12/01/35	5,400	6,450,678

Municipal Bonds	Par (000)	Value
Texas (concluded)
Houston Industrial Development Corp., RB, Senior, Air Cargo, AMT, 6.38%, 1/01/23	$1,690	$1,574,100
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.25%, 8/15/39	925	1,014,947
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	3,600	3,726,468
Matagorda County Navigation District No. 1 Texas, Refunding RB, CenterPoint Energy Project, 5.60%, 3/01/27 (e)	9,355	9,770,456
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.25%, 1/01/39	3,500	3,949,050
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	5,000	5,715,600
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	10,000	11,370,800
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,710	5,338,361
		84,211,319
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.38%, 6/15/22	1,000	1,010,120
Virginia — 2.5%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	3,550	3,552,911
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	3,105	3,520,077
Fairfax County EDA, Refunding RB, Goodwin House Inc.:
5.13%, 10/01/37	2,000	2,029,480
5.13%, 10/01/42	6,015	6,083,150
Virginia HDA, Refunding RB, Sub-Series A3, AMT, 5.05%, 7/01/26	1,325	1,381,193
		16,566,811
Washington — 4.4%
Energy Northwest, Refunding RB, Series B, 7.13%, 7/01/16	14,320	18,109,501
Seattle Housing Authority Washington, RB, Replacement Housing Projects, 6.13%, 12/01/32	2,175	2,176,414
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	7,000	8,215,270
		28,501,185
West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A, 5.63%, 9/01/32	2,500	2,689,000
Wisconsin — 1.4%
City of Milwaukee Wisconsin, RB, Senior, Air Cargo, AMT, 6.50%, 1/01/25	1,475	1,409,421
Wisconsin Health & Educational Facilities Authority, RB, Hudson Memorial Hospital (FHA), 5.70%, 1/15/29	4,500	4,563,000
Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc., 6.00%, 11/15/32	3,040	3,132,477
		9,104,898
Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	4,500	5,147,775
Total Municipal Bonds — 100.8%		657,180,591

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Arizona — 0.6%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	$3,500	$3,913,875
California — 5.2%
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	9,586	11,444,001
University of California, RB, Series O, 5.25%, 5/15/39	20,000	22,374,600
		33,818,601
Connecticut — 2.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	12,000	13,221,480
District of Columbia — 1.3%
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	7,495	8,469,120
Florida — 3.9%
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	14,747	15,987,776
Miami-Dade County Expressway Authority, RB, Series A (AGC), 5.00%, 7/01/35	8,900	9,630,245
		25,618,021
Illinois — 3.2%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	1,330	1,438,142
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	10,000	11,824,900
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	6,999	7,666,165
		20,929,207
Kentucky — 5.2%
Kentucky Economic Development Finance Authority, Refunding RB, St. Elizabeth, Series A, 5.50%, 5/01/39	8,003	8,770,210
Kentucky Housing Corp., Refunding RB, Series L, AMT, 5.25%, 1/01/38	6,840	7,024,475
Lexington-Fayette Urban County Airport Board, Refunding RB, Series A, 5.00%, 7/01/27	7,001	7,868,226
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.38%, 12/01/39	9,195	10,300,239
		33,963,150
Maryland — 0.8%
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM), 5.00%, 7/01/41	4,710	5,141,907
Nevada — 2.9%
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	15,789	18,619,599
New York — 6.5%
New York City Municipal Water Finance Authority: RB, Series FF-2, 5.50%, 6/15/40	4,154	4,791,391
Water & Sewer System, RB, Series DD, 5.00%, 6/15/37	24,199	26,203,899
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51	10,000	11,361,700
		42,356,990
North Carolina — 2.9%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	12,678	13,555,522
Wake Forest University, 5.00%, 1/01/38	5,000	5,484,300
		19,039,822

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Ohio — 3.6%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	$2,870	$3,057,583
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.50%, 5/01/34	5,470	6,066,777
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	4,400	4,740,604
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	8,500	9,378,730
		23,243,694
Oregon — 2.1%
Oregon State Housing & Community Services Department, HRB, Series A, AMT, 4.95%, 7/01/30	13,000	13,373,328
South Carolina — 0.5%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	3,079	3,247,931
Texas — 7.8%
Harris County Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 7/01/27	20,970	27,225,141
Houston Higher Education Finance Corp., RB, Rice University Project, Series A, 5.00%, 5/15/40	10,000	11,321,091
Texas Department of Housing & Community Affairs, MRB, Series B, AMT (Ginnie Mae), 5.25%, 9/01/32	6,276	6,476,594
Texas State University Systems, Refunding RB (AGM), 5.00%, 3/15/30	5,667	6,037,561
		51,060,387
Virginia — 2.6%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	2,099	2,341,355
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	5,002	5,361,480
Virginia State Commonwealth Transportation Board, Capital Projects, 5.00%, 5/15/32	8,001	9,287,550
		16,990,385
Washington — 4.2%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	5,000	6,005,175
5.00%, 11/01/36	6,000	6,005,190
(AGM), 5.00%, 11/01/32	14,007	15,465,760
		27,476,125
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	6,099	6,596,226
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 56.3%		367,079,848
Total Long-Term Investments (Cost — $934,858,894) — 157.1%		1,024,260,439

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	41

Schedule of Investments (concluded)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value
Virginia — 0.8%
Roanoke Economic Development Authority, RB, VRDN, Carilion Health System, Series A-2 (AGM Insurance, Wells Fargo Bank NA SBPA), 0.05%, 3/01/12 (g)	$5,000	$5,000,000
Washington — 0.7%
Washington Health Care Facilities Authority, RB, VRDN, Multicare Health System, Series D, 0.10%, 3/01/12 (g)	4,900	4,900,000

	Shares
Money Market Funds — 5.5%
FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	35,889,619	35,889,619
Total Short-Term Securities (Cost — $45,789,619) — 7.0%		45,789,619
Total Investments (Cost — $980,648,513) — 164.1%		1,070,050,058
Other Assets Less Liabilities — 1.4%		9,465,669
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.1)%		(183,483,660)
VMTP Shares, at Liquidation Value — (37.4)%		(243,800,000)
Net Assets Applicable to Common Shares — 100.0%		$652,232,067

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Variable rate security. Rate shown is as of report date.

(f)

Securities represent bonds transferred to a TOB trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
FFI Institutional Tax-Exempt Fund	44,571,921	(8,682,302)	35,889,619	—

(i)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,024,260,439	—	$1,024,260,439
Short-Term Securities	$35,889,619	9,900,000	—	45,789,619
Total	$35,889,619	$1,034,160,439	—	$1,070,050,058

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Assets and Liabilities

February 29, 2012 (Unaudited)		BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)
Assets
Investments at value — unaffiliated[1]		$87,232,830	$251,351,552	$220,551,298	$623,127,097	$568,269,765	$924,353,655	$1,034,160,439
Investments at value — affiliated[2]		3,025,425	4,946,999	3,259,592	13,815,497	12,802,513	30,313,901	35,889,619
Cash pledged as collateral for financial futures contracts		35,000	63,000	91,000	96,000	152,000	305,000	—
Interest receivable		908,804	3,098,952	2,320,940	5,994,929	7,138,538	10,931,799	13,392,230
Investments sold receivable		—	25,000	—	1,123,630	—	14,435,178	—
Margin variation receivable		7,313	16,801	19,094	20,313	32,094	79,217	—
Deferred offering costs		183,387	134,969	117,248	175,364	192,345	713,028	289,514
Prepaid expenses		1,912	5,806	22,261	14,341	7,612	15,487	15,487
Other assets		4,352	20,829	13,573	53,837	48,827	118,032	121,235
Total assets		91,399,023	259,663,908	226,395,006	644,421,008	588,643,694	981,265,297	1,083,868,524

Liabilities
Bank overdraft		—	1,128	1,082	11,148	9,832	466	480
Investments purchased payable		3,166,722	—	11,254,094	1,085,050	3,809,821	24,180,929	—
TOB trust payable		445,000	—	—	—	—	—	—
Income dividends payable — Common Shares		270,295	927,809	651,516	2,029,506	1,951,971	2,886,731	3,739,532
Investment advisory fees payable		41,572	123,113	92,714	278,398	229,643	385,813	426,043
Officer’s and Trustees’ fees payable		2,893	29,729	15,569	74,481	19,481	129,980	159,021
Interest expense and fees payable		4,589	3,484	13,811	37,326	26,574	50,644	72,624
Other accrued expenses payable		22,890	4,286	13,681	92,463	126,033	232,013	26,511
Total accrued liabilities		3,953,961	1,089,549	12,042,467	3,608,372	6,173,355	27,866,576	4,424,211

Other Liabilities
TOB trust certificates		15,821,025	10,318,936	32,574,167	95,834,090	71,697,892	100,454,277	183,412,246
VRDP Shares, at liquidation value of $100,000 per share[3,4]		17,800,000	—	—	—	—	274,600,000	—
VMTP Shares, at liquidation value of $100,000 per share[3,4]		—	79,900,000	42,200,000	137,200,000	151,300,000	—	243,800,000
Total other liabilities		33,621,025	90,218,936	74,774,167	233,034,090	222,997,892	375,054,277	427,212,246
Total liabilities		37,574,986	91,308,485	86,816,634	236,642,462	229,171,247	402,920,853	431,636,457
Net Assets Applicable to Common Shareholders		$53,824,037	$168,355,423	$139,578,372	$407,778,546	$359,472,447	$578,344,444	$652,232,067

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]		$47,293,704	$149,062,293	$124,088,714	$374,096,628	$332,146,400	$525,381,411	$575,632,419
Undistributed net investment income		882,384	3,478,050	2,044,922	7,402,223	7,433,826	8,883,415	14,551,364
Accumulated net realized loss		(2,866,018)	(1,155,573)	(4,340,336)	(17,192,922)	(16,846,162)	(35,886,764)	(27,353,261)
Net unrealized appreciation/depreciation		8,513,967	16,970,653	17,785,072	43,472,617	36,738,383	79,966,382	89,401,545
Net Assets Applicable to Common Shareholders		$53,824,037	$168,355,423	$139,578,372	$407,778,546	$359,472,447	$578,344,444	$652,232,067
Net asset value per Common Share		$16.13	$16.06	$15.96	$15.47	$15.38	$15.33	$10.29
1	Investments at cost — unaffiliated	$78,705,048	$234,380,899	$202,730,152	$579,616,104	$531,470,748	$844,237,606	$944,758,894
2	Investments at cost — affiliated	$3,025,425	$4,946,999	$3,259,592	$13,815,497	$12,802,513	$30,313,901	$35,889,619
3	VRDP/VMTP Shares outstanding, par value $0.10 per share	178	799	422	1,372	1,513	2,746	2,438
4	Preferred Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited	1 million	10 million
5	Common Shares outstanding	3,336,978	10,483,719	8,745,184	26,357,225	23,376,530	37,735,050	63,384,324
6	Par value per Common Share	$0.001	$0.001	$0.001	$0.001	$0.001	$0.10	$0.10
7	Common Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited	unlimited	150 million

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	43

Statements of Operations

Six Months Ended February 29, 2012 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)
Investment Income
Interest	$2,053,293	$6,579,594	$4,658,803	$15,045,862	$14,165,587	$21,284,819	$26,353,414
Income — affiliated	400	1,214	691	2,856	2,760	6,329	4,904
Total income	2,053,693	6,580,808	4,659,494	15,048,718	14,168,347	21,291,148	26,358,318

Expenses
Investment advisory	274,100	800,193	548,932	1,680,657	1,503,163	2,490,343	2,604,182
Professional	36,933	63,916	52,259	83,734	60,346	79,493	139,280
Accounting services	12,968	27,267	22,077	45,781	47,408	59,243	68,709
Liquidity fees	67,682	—	—	—	—	976,199	—
Transfer agent	10,002	16,937	8,698	23,547	37,729	20,393	82,538
Printing	4,914	13,375	7,368	31,733	24,320	17,273	14,910
Remarketing fees on Preferred Shares	9,708	14,837	6,042	30,461	47,953	149,401	54,950
Officer and Trustees	2,903	8,394	6,543	27,455	27,234	23,227	37,938
Custodian	4,458	8,326	6,619	19,174	18,109	19,164	27,173
Registration	4,491	4,532	4,258	5,670	6,055	5,776	12,502
Miscellaneous	14,662	24,190	17,703	39,467	42,622	47,688	48,329
Total expenses excluding interest expense, fees and amortization of offering costs	442,821	981,967	680,499	1,987,679	1,814,939	3,888,200	3,090,511
Interest expense, fees and amortization of offering costs[1]	97,136	219,499	189,937	624,080	556,242	1,111,924	1,187,149
Total expenses	539,957	1,201,466	870,436	2,611,759	2,371,181	5,000,124	4,277,660
Less fees waived by advisor	(21,763)	(62,872)	(1,248)	(2,125)	(138,957)	(189,153)	(8,323)
Total expenses after fees waived	518,194	1,138,594	869,188	2,609,634	2,232,224	4,810,971	4,269,337
Net investment income	1,535,499	5,442,214	3,790,306	12,439,084	11,936,123	16,480,177	22,088,981

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	288,069	1,618,079	2,102,855	1,015,493	1,525,353	6,967,084	1,008,147
Financial futures contracts	33,688	94,397	86,672	124,284	100,893	353,627	(201,539)
	321,757	1,712,476	2,189,527	1,139,777	1,626,246	7,320,711	806,608
Net change in unrealized appreciation/depreciation on:
Investments	4,639,618	15,087,335	10,760,998	35,173,040	31,554,971	43,601,309	46,896,955
Financial futures contracts	(18,820)	—	(47,513)	(72,336)	(133,275)	(194,351)	—
	4,620,798	15,087,355	10,713,485	35,100,704	31,421,696	43,406,958	46,896,955
Total realized and unrealized gain	4,942,555	16,799,811	12,903,012	36,240,481	33,047,942	50,727,669	47,703,563

Dividends to AMPS Shareholders From
Net investment income	(4,325)	(62,496)	(33,384)	(107,278)	(117,967)	—	(328,993)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$6,473,729	$22,179,529	$16,659,934	$48,572,287	$44,866,098	$67,207,846	$69,463,551

[1]	Related to TOBs, VRDP Shares and/or VMTP Shares.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Changes in Net Assets

	BlackRock Municipal Bond Investment Trust (BIE)		BlackRock Municipal Bond Trust (BBK)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$1,535,499	$3,434,053	$5,422,214	$11,953,029
Net realized gain (loss)	321,757	(1,056,667)	1,712,476	(19,199)
Net change in unrealized appreciation/depreciation	4,620,798	(1,898,672)	15,087,335	(9,146,768)
Dividends to AMPS Shareholders from net investment income	(4,325)	(63,456)	(62,496)	(283,174)
Net increase in net assets applicable to Common Shareholders resulting from operations	6,473,729	415,258	22,179,529	2,503,888

Dividends to Common Shareholders From
Net investment income	(1,621,175)	(3,197,548)	(5,606,223)	(10,954,081)

Capital Share Transactions
Reinvestment of common dividends	30,283	15,928	310,922	705,295

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	4,882,837	(2,766,362)	16,884,228	(7,744,898)
Beginning of period	48,941,200	51,707,562	151,471,195	159,216,093
End of period	$53,824,037	$48,941,200	$168,355,423	$151,471,195
Undistributed net investment income	$882,384	$972,385	$3,478,050	$3,704,555

	BlackRock Municipal Income Investment Quality Trust (BAF)		BlackRock Municipal Income Quality Trust (BYM)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$3,790,306	$7,967,185	$12,439,084	$25,473,469
Net realized gain (loss)	2,189,527	(956,695)	1,139,777	(4,079,037)
Net change in unrealized appreciation/depreciation	10,713,485	(4,113,345)	35,100,704	(10,929,775)
Dividends to AMPS Shareholders from net investment income	(33,384)	(151,046)	(107,278)	(487,609)
Net increase in net assets applicable to Common Shareholders resulting from operations	16,659,934	2,746,099	48,572,287	9,977,048

Dividends to Common Shareholders From
Net investment income	(3,908,256)	(7,789,105)	(12,170,214)	(24,311,680)

Capital Share Transactions
Reinvestment of common dividends	44,098	53,170	362,166	786,119

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	12,795,776	(4,989,836)	36,764,239	(13,548,513)
Beginning of period	126,782,596	131,772,432	371,014,307	384,562,820
End of period	$139,578,372	$126,782,596	$407,778,546	$371,014,307
Undistributed net investment income	$2,044,922	$2,196,256	$7,402,223	$7,240,631

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	45

Statements of Changes in Net Assets

	BlackRock Municipal Income Trust II (BLE)		BlackRock MuniHoldings Investment Quality Fund (MFL)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$11,936,123	$25,170,419	$16,480,177	$35,772,211
Net realized gain (loss)	1,626,246	(1,929,140)	7,320,711	(14,391,578)
Net change in unrealized appreciation/depreciation	31,421,696	(15,031,363)	43,406,958	(11,924,556)
Dividends to AMPS Shareholders from net investment income	(117,967)	(537,485)	—	(903,388)
Net increase in net assets applicable to Common Shareholders resulting from operations	44,866,098	7,672,431	67,207,846	8,552,689

Dividends to Common Shareholders From
Net investment income	(11,703,405)	(23,242,731)	(17,315,194)	(34,274,513)

Capital Share Transactions
Reinvestment of common dividends	596,824	1,014,192	278,929	528,154

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	33,759,517	(14,556,108)	50,171,581	(25,193,670)
Beginning of period	325,712,930	340,269,038	528,172,863	553,366,533
End of period	$359,472,447	$325,712,930	$578,344,444	$528,172,863
Undistributed net investment income	$7,433,826	$7,319,075	$8,883,415	$9,718,432

	BlackRock MuniVest Fund, Inc. (MVF)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$22,088,981	$46,141,071
Net realized gain (loss)	806,608	(8,945,246)
Net change in unrealized appreciation/depreciation	46,896,955	(20,763,919)
Dividends to AMPS Shareholders from net investment income	(328,993)	(1,048,890)
Net increase in net assets applicable to Common Shareholders resulting from operations	69,463,551	15,383,016

Dividends to Common Shareholders From
Net investment income	(22,410,721)	(44,113,394)

Capital Share Transactions
Reinvestment of common dividends	2,945,206	5,769,177

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	49,998,036	(22,961,201)
Beginning of period	602,234,031	625,195,232
End of period	$652,232,067	$602,234,031
Undistributed net investment income	$14,551,364	$15,202,097

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Cash Flows

Six Months Ended February 29, 2012 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)
Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations, excluding dividends to AMPS Shareholders	$6,478,054	$22,242,025	$16,693,318	$48,679,565	$44,984,065	$67,207,846	$69,792,544
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
(Increase) decrease in interest receivable	57,616	(790)	(231,250)	(125,790)	(195,537)	(148,929)	(188,406)
(Increase) decrease in cash pledged as collateral for financial futures contracts	3,280	112,000	(33,700)	74,000	53,000	(104,534)	—
Increase in other assets	(244)	(1,469)	(919)	(3,360)	(2,760)	(22,934)	(17,584)
(Increase) decrease in margin variation receivable	(2,335)	(16,801)	(7,715)	13,467	(12,953)	(34,772)	—
(Increase) decrease in income receivable — affiliated	16	78	51	206	189	377	482
Increase (decrease) in investment advisory fees payable	(738)	898	3,763	1,190	8,587	4,847	(6,452)
Decrease in prepaid expenses	1,887	23,337	—	33,269	41,977	12,442	44,456
Increase (decrease) in interest expense and fees payable	(4,126)	(1,360)	(1,015)	(9,715)	751	(7,190)	(39,124)
Decrease in other accrued expenses payable	(13,253)	(125,536)	(73,981)	(91,408)	(48,780)	(232,865)	(149,028)
Increase (decrease) in Officer’s and Trustees’ fees payable	(2,810)	7,987	343	20,908	(31,292)	29,324	50,328
Net realized and unrealized loss on investments	(4,927,687)	(16,705,414)	(12,863,853)	(36,188,533)	(33,080,324)	(50,568,393)	(47,905,102)
Amortization of premium and accretion of discount on investments	82,127	(775,034)	228,947	(1,654,040)	(498,146)	984,659	709,873
Amortization of deferred offering costs	18,214	5,159	3,184	8,169	8,912	20,188	13,868
Proceeds from sales of long-term investments	15,045,336	65,275,624	42,695,969	45,562,687	48,995,194	167,772,966	69,402,877
Purchases of long-term investments	(14,050,927)	(64,764,173)	(53,595,702)	(44,351,872)	(79,670,490)	(185,259,068)	(80,514,603)
Net proceeds from sales (purchases) of short-term securities	(826,900)	(2,699,051)	970,257	(9,695,042)	2,617,952	(8,191,396)	(1,222,698)
Cash provided by (used for) operating activities	1,857,510	2,577,480	(6,212,303)	2,273,701	(16,829,655)	(8,537,432)	9,971,431

Cash Provided by (Used for) Financing Activities
Cash receipts from TOB trust certificates	1,745,000	2,919,789	10,307,901	9,870,000	28,247,175	25,539,218	10,331,373
Cash payments for TOB trust certificates	(1,754,807)	—	—	—	—	(50,000)	(169,974)
Cash payments on redemption of AMPS	(17,850,000)	(79,900,000)	(42,275,000)	(137,250,000)	(151,300,000)	—	(243,825,000)
Cash receipts from issuance of VMTP Shares	—	79,900,000	42,200,000	137,200,000	151,300,000	—	243,800,000
Cash receipts from issuance of VRDP Shares	17,800,000	—	—	—	—	—	—
Cash payments for offering costs	(201,601)	(140,128)	(120,432)	(183,533)	(201,257)	—	(303,382)
Cash dividends paid to Common Shareholders	(1,590,733)	(5,293,454)	(3,863,942)	(11,806,147)	(11,103,087)	(17,034,779)	(19,447,933)
Cash dividends paid to AMPS Shareholders	(5,369)	(64,815)	(34,091)	(111,483)	(123,008)	—	(344,333)
Increase (decrease) in bank overdraft	—	1,128	(2,133)	7,462	9,832	466	(12,182)
Cash provided by (used for) financing activities	(1,857,510)	(2,577,480)	6,212,303	(2,273,701)	16,829,655	8,454,905	(9,971,431)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	47

Statements of Cash Flows (concluded)

Six Months Ended February 29, 2012 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)
Cash
Net increase (decrease) in cash	—	—	—	—	—	$(82,527)	—
Cash at beginning of period	—	—	—	—	—	82,527	—
Cash at end of period	—	—	—	—	—	—	—

Cash Flow Information
Cash paid during the year for interest	$83,038	$215,700	$187,768	$625,626	$544,491	$1,098,926	$1,212,405

Noncash Financing Activities
Capital shares issued in reinvestment of dividends paid to Common Shareholders	$30,283	$310,922	$44,098	$362,166	$596,824	$278,929	$2,945,206

A Statement of Cash Flows is presented when a Trust had a significant amount of borrowing during the year, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock Municipal Bond Investment Trust (BIE)

	Six Months Ended February 29, 2012 (Unaudited)

		Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.67	$15.51	$14.16	$14.86	$15.45	$16.22
Net investment income	0.46 [1]	1.03 [1]	1.02 [1]	1.03 [1]	1.16 [1]	1.15
Net realized and unrealized gain (loss)	1.49	(0.89)	1.27	(0.76)	(0.51)	(0.67)
Dividends to AMPS Shareholders from net investment income	(0.00)[2]	(0.02)	(0.02)	(0.13)	(0.30)	(0.32)
Net increase (decrease) from investment operations	1.95	0.12	2.27	0.14	0.35	0.16
Dividends and distributions to Common Shareholders from net investment income	(0.49)	(0.96)	(0.92)	(0.84)	(0.94)	(0.93)
Net asset value, end of period	$16.13	$14.67	$15.51	$14.16	$14.86	$15.45
Market price, end of period	$16.19	$14.22	$15.60	$13.20	$14.28	$15.82

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	13.50%[4]	1.29%	16.80%	2.43%	2.34%	0.95%
Based on market price	17.53%[4]	(2.38)%	26.02%	(0.64)%	(3.95)%	0.40%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	2.13%[6]	1.81%	1.57%	1.71%	1.54%	1.43%
Total expenses after fees waived and before paid indirectly[5]	2.04%[6]	1.66%	1.35%	1.36%	1.13%	0.98%
Total expenses after fees waived and paid indirectly[5]	2.04%[6]	1.66%	1.35%	1.36%	1.13%	0.96%
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[5,7]	1.66%[6]	1.39%	1.15%	1.25%	1.09%	0.96%
Net investment income[5]	6.06%[6]	7.25%	6.92%	7.98%	7.52%	7.22%
Dividends to AMPS Shareholders	0.02%[6]	0.13%	0.15%	1.01%	1.99%	2.01%
Net investment income to Common Shareholders	6.04%[6]	7.12%	6.77%	6.97%	5.53%	5.21%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$53,824	$48,941	$51,708	$47,203	$49,532	$51,384
AMPS Shares outstanding at $25,000 liquidation preference, end of period (000)	—	$17,850	$17,850	$17,850	$26,175	$29,775
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$17,800	—	—	—	—	—
Portfolio turnover	18%	25%	47%	71%	30%	23%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—	$93,546	$97,421	$91,112	$72,318	$68,149
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$402,382	—	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to AMPS Shareholders.

[6]	Annualized.

[7]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	49

Financial Highlights	BlackRock Municipal Bond Trust (BBK)

	Six Months Ended February 29, 2012 (Unaudited)

		Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.48	$15.29	$13.23	$13.96	$15.57	$16.35
Net investment income	0.52 [1]	1.14 [1]	1.14 [1]	1.14 [1]	1.23 [1]	1.20
Net realized and unrealized gain (loss)	1.61	(0.87)	1.97	(0.83)	(1.48)	(0.63)
Dividends and distributions to AMPS Shareholders from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.13)	(0.28)	(0.32)
Net realized gain	—	—	—	—	(0.03)	—
Net increase (decrease) from investment operations	2.12	0.24	3.08	0.18	(0.56)	0.25
Dividends and distributions to Common Shareholders from:
Net investment income	(0.54)	(1.05)	(1.02)	(0.91)	(0.95)	(1.03)
Net realized gain	—	—	—	—	(0.10)	—
Total dividends and distributions to Common Shareholders	(0.54)	(1.05)	(1.02)	(0.91)	(1.05)	(1.03)
Net asset value, end of period	$16.06	$14.48	$15.29	$13.23	$13.96	$15.57
Market price, end of period	$16.81	$14.86	$15.79	$13.80	$13.89	$16.50

Total Investment Return Applicable to Common Shareholders[2]
Based on net asset value	14.84%[3]	2.02%	24.13%	2.52%	(3.77)%	1.09%
Based on market price	17.13%[3]	1.38%	22.90%	7.48%	(9.65)%	(2.09)%

Ratio to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.52%[5]	1.33%	1.29%	1.51%	1.39%	1.28%
Total expenses after fees waived and before paid indirectly[4]	1.44%[5]	1.19%	1.08%	1.19%	1.01%	0.84%
Total expenses after fees waived and paid indirectly[4]	1.44%[5]	1.19%	1.08%	1.19%	1.01%	0.83%
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization offering costs[4,6]	1.16%[5]	1.16%	1.05%	1.10%	0.98%	0.83%
Net investment income[5]	6.89%[5]	8.15%	8.08%	9.67%	8.25%	7.36%
Dividends to AMPS Shareholders	0.08%[5]	0.19%	0.22%	1.11%	1.87%	1.94%
Net investment income to Common Shareholders	6.81%[5]	7.96%	7.86%	8.56%	6.38%	5.42%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$168,355	$151,471	$159,216	$137,030	$144,116	$159,900
AMPS Shares outstanding at $25,000 liquidation preference, end of period (000)	—	$79,900	$79,900	$79,900	$80,500	$90,500
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$79,900	—	—	—	—	—
Portfolio turnover	27%	27%	51%	46%	27%	14%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—	$72,394	$74,819	$67,877	$69,766	$69,176
Asset coverage per VMTP at $100,000 liquidation value, end of period	$310,708	—	—	—	—	—

[1]	Based on average Common Shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to AMPS Shareholders.

[5]	Annualized.

[6]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VMTP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VMTP Shares, respectively.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock Municipal Income Investment Quality Trust (BAF)

	Six Months Ended February 29, 2012 (Unaudited)

		Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.50	$15.08	$14.06	$14.23	$14.68	$15.24
Net investment income	0.43 [1]	0.91 [1]	0.94 [1]	0.91 [1]	0.99 [1]	1.01
Net realized and unrealized gain (loss)	1.48	(0.58)	0.95	(0.27)	(0.46)	(0.56)
Dividends to AMPS Shareholders from net investment income	(0.00)[2]	(0.02)	(0.02)	(0.09)	(0.28)	(0.31)
Net increase (decrease) from investment operations	1.91	0.31	1.87	0.55	0.25	0.14
Dividends to Common Shareholders from net investment income	(0.45)	(0.89)	(0.85)	(0.72)	(0.70)	(0.70)
Net asset value, end of period	$15.96	$14.50	$15.08	$14.06	$14.23	$14.68
Market price, end of period	$15.76	$13.92	$15.64	$13.01	$12.42	$13.55

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	13.40%[4]	2.62%	13.93%	5.36%	2.22%	1.17%
Based on market price	16.65%[4]	(5.01)%	27.70%	11.70%	(3.35)%	2.54%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.33%[6]	1.25%	1.23%	1.60%	1.33%	1.19%
Total expenses after fees waived and before fees paid indirectly[5]	1.33%[6]	1.23%	1.14%	1.40%	1.05%	0.87%
Total expenses after fees waived and paid indirectly[5]	1.33%[6]	1.23%	1.14%	1.40%	1.05%	0.86%
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization offering costs[5,7]	1.04%[6]	1.09%	0.97%	0.98%	0.91%	0.86%
Net investment income[5]	5.79%[6]	6.51%	6.54%	7.04%	6.71%	6.70%
Dividends to Preferred Shareholders	0.05%[6]	0.12%	0.14%	0.66%	1.92%	2.05%
Net investment income to Common Shareholders	5.74%[6]	6.39%	6.40%	6.38%	4.79%	4.65%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$139,578	$126,783	$131,772	$122,825	$124,305	$128,215
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—	$42,275	$42,275	$42,275	$44,375	$76,000
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$42,200	—	—	—	—	—
Portfolio turnover	21%	33%	26%	45%	29%	13%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—	$99,975	$102,926	$97,637	$95,044	$67,187
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$430,754	—	—	—	—	—

[1]	Based on average Common Shares outstanding.

[2]	Amount is less than $(0.01).

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to AMPS Shareholders.

[6]	Annualized.

[7]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VMTP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VMTP Shares, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	51

Financial Highlights	BlackRock Municipal Income Quality Trust (BYM)

	Six Months Ended February 29, 2012 (Unaudited)

		Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.09	$14.64	$13.55	$14.04	$14.82	$15.54
Net investment income	0.47 [1]	0.97 [1]	0.96 [1]	0.91 [1]	1.04 [1]	1.03
Net realized and unrealized gain (loss)	1.37	(0.58)	1.00	(0.55)	(0.83)	(0.67)
Dividends and distributions to AMPS Shareholders from:
Net investment income	(0.00)[2]	(0.02)	(0.02)	(0.10)	(0.26)	(0.28)
Net realized gain	—	—	—	—	—	(0.02)
Net increase (decrease) from investment operations	1.84	0.37	1.94	0.26	(0.05)	0.06
Dividends and distributions to Common Shareholders from:
Net investment income	(0.46)	(0.92)	(0.85)	(0.75)	(0.73)	(0.73)
Net realized gain	—	—	—	—	—	(0.05)
Total dividends and distributions to Common Shareholders	(0.46)	(0.92)	(0.85)	(0.75)	(0.73)	(0.78)
Net asset value, end of period	$15.47	$14.09	$14.64	$13.55	$14.04	$14.82
Market price, end of period	$15.75	$13.85	$15.26	$13.69	$13.19	$14.35

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	13.28%[4]	3.09%	14.74%	2.83%	(0.16)%	0.48%
Based on market price	17.33%[4]	(2.79)%	18.42%	10.58%	(3.13)%	3.20%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.36%[6]	1.25%	1.15%	1.38%	1.24%	1.12%
Total expenses after fees waived and before fees paid indirectly[5]	1.36%[6]	1.24%	1.06%	1.20%	0.98%	0.80%
Total expenses after fees waived and paid indirectly[5]	1.36%[6]	1.24%	1.06%	1.20%	0.98%	0.80%
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization offering costs[5,7]	1.04%[6]	1.07%	0.92%	0.93%	0.86%	0.80%
Net investment income[5]	6.48%[6]	7.15%	6.85%	7.23%	7.08%	6.67%
Dividends to AMPS Shareholders	0.05%[6]	0.14%	0.15%	0.76%	1.80%	1.79%
Net investment income to Common Shareholders	6.43%[6]	7.01%	6.70%	6.47%	5.28%	4.88%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$407,779	$371,014	$384,563	$355,334	$368,133	$388,275
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—	$137,250	$137,250	$137,250	$149,925	$228,975
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$137,200	—	—	—	—	—
Portfolio turnover	7%	19%	13%	18%	39%	17%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—	$92,580	$95,049	$89,725	$86,398	$67,402
Asset coverage per VMTP at $100,000 liquidation value, end of period	$397,215	—	—	—	—	—

[1]	Based on average Common Shares outstanding.

[2]	Amount is less than $(0.01).

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to AMPS Shareholders.

[6]	Annualized.

[7]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VMTP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VMTP Shares, respectively.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock Municipal Income Trust II (BLE)

	Six Months Ended February 29, 2012 (Unaudited)

		Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.96	$14.63	$12.78	$13.60	$15.08	$15.82
Net investment income	0.51 [1]	1.08 [1]	1.08 [1]	1.09 [1]	1.17 [1]	1.17
Net realized and unrealized gain (loss)	1.42	(0.73)	1.77	(0.95)	(1.50)	(0.66)
Dividends to AMPS Shareholders from net investment income	(0.01)	(0.02)	(0.03)	(0.12)	(0.30)	(0.32)
Net increase (decrease) from investment operations	1.92	0.33	2.82	0.02	(0.63)	0.19
Dividends to Common Shareholders from net investment income	(0.50)	(1.00)	(0.97)	(0.84)	(0.85)	(0.93)
Net asset value, end of period	$15.38	$13.96	$14.63	$12.78	$13.60	$15.08
Market price, end of period	$15.77	$14.13	$15.22	$13.45	$13.27	$15.05

Total Investment Return Applicable to Common Shareholders[2]
Based on net asset value	13.99%[3]	2.70%	22.83%	1.54%	(4.15)%	1.02%
Based on market price	15.47%[3]	(0.07)%	21.42%	9.52%	(6.29)%	(7.38)%

Ratio to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.40%[5]	1.18%	1.16%	1.36%	1.24%	1.12%
Total expenses after fees waived and before paid indirectly[4]	1.32%[5]	1.10%	1.08%	1.19%	1.07%	0.90%
Total expenses after fees waived and paid indirectly[4]	1.32%[5]	1.10%	1.08%	1.19%	1.07%	0.89%
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[4,6]	0.99%[5]	1.01%	0.99%	1.05%	1.00%	0.89%
Net investment income[4]	7.07%[5]	7.94%	7.89%	9.69%	8.09%	7.43%
Dividends to AMPS Shareholders	0.07%[5]	0.17%	0.20%	1.07%	2.04%	2.01%
Net investment income to Common Shareholders	7.00%[5]	7.77%	7.69%	8.62%	6.05%	5.42%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$359,472	$325,713	$340,269	$296,070	$314,889	$347,563
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—	$151,300	$151,300	$151,300	$166,050	$205,550
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$151,300	—	—	—	—	—
Portfolio turnover	9%	16%	29%	19%	21%	12%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—	$78,819	$81,226	$73,923	$72,419	$67,279
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$337,589	—	—	—	—	—

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to AMPS Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs and/or VMTP Shares. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VMTP Shares, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	53

Financial Highlights	BlackRock MuniHoldings Investment Quality Fund (MFL)

	Six Months Ended February 29, 2012 (Unaudited)

		Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.00	$14.69	$13.57	$13.50	$14.09	$14.75
Net investment income[1]	0.44	0.95	0.96	0.94	1.01	1.07
Net realized and unrealized gain (loss)	1.35	(0.71)	1.04	(0.03)	(0.61)	(0.66)
Dividends to AMPS Shareholders from net investment income	—	(0.02)	(0.03)	(0.13)	(0.32)	(0.35)
Net increase (decrease) from investment operations	1.79	0.22	1.97	0.78	0.08	0.06
Dividends to Common Shareholders from net investment income	(0.46)	(0.91)	(0.85)	(0.71)	(0.67)	(0.72)
Net asset value, end of period	$15.33	$14.00	$14.69	$13.57	$13.50	$14.09
Market price, end of period	$15.31	$13.84	$14.65	$12.63	$11.61	$12.86

Total Investment Return Applicable to Common Shareholders[2]
Based on net asset value	13.02%[3]	2.01%	15.22%	7.36%	1.16%	0.59%
Based on market price	14.18%[3]	1.12%	23.46%	16.19%	(4.68)%	(5.76)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.82%[4]	1.37%[5]	1.17%[5]	1.32%[5]	1.54%[5]	1.54%[5]
Total expenses after fees waived and before fees paid indirectly	1.75%[4]	1.30%[5]	1.09%[5]	1.20%[5]	1.42%[5]	1.46%[5]
Total expenses after fees waived and paid indirectly	1.75%[4]	1.30%[5]	1.09%[5]	1.20%[5]	1.42%[5]	1.46%[5]
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[6]	1.35%[4]	1.14%[5]	1.01%[5]	1.07%[5]	1.13%[5]	1.12%[5]
Net investment income	6.00%[4]	7.03%[5]	6.85%[5]	7.48%[5]	7.23%[5]	7.30%[5]
Dividends to AMPS Shareholders	—	0.18%	0.21%	1.05%	2.31%	2.40%
Net investment income to Common Shareholders	6.00%[5]	6.85%	6.64%	6.43%	4.92%	4.90%

Supplemental Data
Net assets applicable to common shareholders, end of period (000)	$578,344	$528,173	$553,367	$511,013	$508,698	$530,903
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—	—	$274,650	$274,650	$296,125	$363,250
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$274,600	$274,600	—	—	—	—
Portfolio turnover	20%	32%	38%	40%	25%	22%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—	—	$75,371	$71,516	$67,958	$61,555
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$310,613	$292,343	—	—	—	—

[1]	Based on average Common Shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Do not reflect the effect of dividends to AMPS Shareholders.

[6]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock MuniVest Fund, Inc. (MVF)

	Six Months Ended February 29, 2012 (Unaudited)

		Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.55	$10.01	$8.98	$8.91	$9.39	$9.93
Net investment income[1]	0.35	0.73	0.73	0.70	0.67	0.73
Net realized and unrealized gain (loss)	0.75	(0.47)	0.97	(0.03)	(0.45)	(0.55)
Dividends to AMPS Shareholders from net investment income	(0.01)	(0.02)	(0.02)	(0.06)	(0.18)	(0.20)
Net increase (decrease) from investment operations	1.09	0.24	1.68	0.61	0.04	(0.02)
Dividends to Common Shareholders from net investment income	(0.35)	(0.70)	(0.65)	(0.54)	(0.52)	(0.52)
Net asset value, end of period	$10.29	$9.55	$10.01	$8.98	$8.91	$9.39
Market price, end of period	$10.73	$9.73	$10.38	$8.91	$8.33	$9.35

Total Investment Return Applicable to Common Shareholders[2]
Based on net asset value	11.65%[3]	2.90%	19.31%	8.18%	0.51%	(0.30)%
Based on market price	14.27%[3]	1.11%	24.69%	14.81%	(5.63)%	2.05%

Ratio to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.38%[5]	1.28%	1.22%	1.53%	1.58%	1.66%
Total expenses after fees waived and before fee paid indirectly[4]	1.38%[5]	1.28%	1.22%	1.50%	1.58%	1.66%
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[4,6]	0.99%[5]	1.05%	1.03%	1.14%	1.10%	1.02%
Net investment income[4]	7.13%[5]	7.93%	7.71%	8.74%	7.34%	7.33%
Dividends to AMPS Shareholders	0.11%[5]	0.18%	0.19%	0.78%	1.94%	1.98%
Net investment income to Common Shareholders	7.02%[5]	7.75%	7.52%	7.96%	5.40%	5.35%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$652,232	$602,234	$625,195	$555,889	$551,027	$579,079
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—	$243,825	$243,825	$243,825	$275,700	$334,000
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,800	—	—	—	—	—
Portfolio turnover	7%	10%	25%	31%	41%	39%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—	$86,749	$89,106	$81,999	$74,993	$68,380
Asset coverage per VRDP Share at $100,000 liquidation value, end of period	$367,528	—	—	—	—	—

[1]	Based on average Common Shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to AMPS Shareholders.

[5]	Annualized.

[6]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VMTP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VMTP Shares, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	55

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Municipal Bond Investment Trust (“BIE”) and BlackRock Municipal Bond Trust (“BBK”) (collectively the “Bond Trusts”), BlackRock Municipal Income Investment Quality Trust (“BAF”), BlackRock Municipal Income Quality Trust (“BYM”) and BlackRock Municipal Income Trust II (“BLE”) are organized as Delaware statutory trusts. BlackRock MuniHoldings Investment Quality Fund (“MFL”) and BlackRock MuniVest Fund, Inc. (“MVF”) are organized as a Massachusetts business trust and as a Maryland corporation, respectively. BIE, BBK, BAF, BYM, BLE, MFL and MVF are referred to herein collectively as the “Trusts.” BBK, BYM and BLE are registered under the 1940 Act, as diversified, closed-end management investment companies. BAF, BIE, MFL and MVF are registered under the 1940 Act as non-diversified, closed-end management investment companies. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Boards of Directors and the Boards of Trustees are referred to throughout this report as the “Board of Trustees” or the “Board” and the directors/trustees thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: US GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the Trusts are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Trusts leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Trust has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Trust include the right of a Trust (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Trust. The TOB may also be terminated without the consent of a Trust upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended February 29, 2012, no TOBs that the Trusts participated in were terminated without the consent of the Trusts.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Trust, in exchange for TOB trust certificates. The Trusts typically invests the cash in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing; therefore, the municipal bonds deposited into a TOB are presented in the Trusts’ Schedules of Investments and TOB trust certificates are shown in other liabilities in the Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other

56	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At February 29, 2012, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
BIE	$31,714,070	$15,821,025	0.15% – 0.26%
BBK	$21,298,995	$10,318,936	0.13% – 0.26%
BAF	$65.645,640	$32,574,167	0.13% – 0.54%
BYM	$192,901,835	$95,834,090	0.16% – 0.36%
BLE	$134,871,884	$71,697,892	0.13% – 0.26%
MFL	$208,285,285	$100,454,277	0.15% – 0.54%
MVF	$367,079,848	$183,412,246	0.13% – 0.33%

For the six months ended February 29, 2012, the Trusts’ average TOB trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
BIE	$16,028,112	0.70%
BBK	$8,874,846	0.68%
BAF	$26,617,818	0.67%
BYM	$91,099,475	0.66%
BLE	$58,395,942	0.68%
MFL	$87,237,782	0.77%
MVF	$180,330,114	0.68%

Should short-term interest rates rise, the Trusts’ investments in TOBs may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market values of municipal bonds deposited into the TOB may adversely affect the Trusts’ NAVs per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trusts either deliver collateral or segregate assets in connection with certain investments (e.g. financial futures contracts), the Trusts will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 7.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ US federal tax returns remains open for each of the four years ended August 31, 2011. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements, which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trusts’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financials instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trust’s financial statement disclosures.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	57

Notes to Financial Statements (continued)

had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Offering Costs: The Trusts incurred costs in connection with their issuance of VRDP Shares or VMTP Shares. For VRDP Shares, these costs were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which are amortized over the life of the liquidity agreement. For VMTP Shares, these costs were recorded as a deferred charge and will be amortized over the 3-year life of the VMTP Shares. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Trusts purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Trusts and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Trusts as unrealized appreciation or depreciation. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of February 29, 2012
	Liability Derivatives
		BIE	BAF	BYM	BLE	MFL
	Statements of Assets and Liabilities Location			Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$13,815	$36,074	$38,376	$60,634	$149,667

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended February 29, 2012
	Net Realized Gain (Loss) from
	BYM	BBK	BAF	BIE	BLE	MFL	MVF
Interest rate contracts:
Financial futures contracts	$33,688	$94,397	$86,672	$124,284	$100,893	$353,627	$(201,539)
	Net Change in Unrealized Appreciation/Depreciation on
	BYM	BAF	BIE	BLE	MFL
Interest rate contracts:
Financial futures contracts	$(18,820)	$(47,513)	$(72,336)	$(133,275)	$(194,351)

58	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

For the six months ended February 29, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BIE	BBK	BAF	BYM	BLE	MFL	MVF
Financial futures contracts:
Average number of contracts purchased	—	47	—	—	—	—	220
Average number of contracts sold	9	—	24	25	40	98	—
Average notional value of contracts purchased	—	$6,124,532	—	—	—	—	$28,816,981
Average notional value of contracts sold	$1,181,391	—	$3,084,742	$3,281,641	$5,184,992	$12,798,398	—

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee based on a percentage of each Trust’s average weekly net assets except MFL and MVF, which are based on average daily net assets at the following annual rates:

BIE	0.65%
BBK	0.65%
BAF	0.55%
BYM	0.55%
BLE	0.55%
MFL	0.55%
MVF	0.50%

Average weekly net assets and average daily net assets are the average weekly or the average daily value of each Trust’s total assets minus the sum of its accrued liabilities.

The Manager voluntarily agreed to waive a portion of the investment advisory fee with respect to the Bond Trusts at an annual rate, as a percentage of average weekly net assets of 0.05% through April 2012. With respect to BLE, the waiver, as a percentage of average weekly assets, is 0.05% through July 2012. With respect to MFL, the Manager voluntarily agreed to waive its investment advisory fees on the proceeds of Preferred Shares and TOBs that exceed 35% of net assets applicable to Common Shareholders. For the six months ended February 29, 2012, the Manager waived the following amounts, which are included in fees waived by advisor in the Statements of Operations:

BIE	$21,089
BBK	$61,554
BLE	$136,529
MFL	$181,844

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended February 29, 2012, the amounts waived were as follows:

BIE	$674
BBK	$1,318
BAF	$1,248
BYM	$2,125
BLE	$2,428
MFL	$7,309
MVF	$8,323

The Manager entered into sub-advisory agreements with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, with respect to BAF, BYM, the Bond Trusts and BLE, and BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, with respect to MFL and MVF. The Manager pays BFM and BIM, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each Trust to the Manager.

Certain officers and/or Trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for compensation paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments excluding short-term securities, for the six months ended February 29, 2012, were as follows:

	Purchases	Sales
BIE	$16,370,282	$14,677,407
BBK	$64,764,173	$64,859,420
BAF	$62,690,900	$40,985,509
BYM	$44,468,504	$45,598,393
BLE	$83,480,311	$48,995,194
MFL	$209,439,997	$176,333,386
MVF	$80,514,603	$69,389,877

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	59

Notes to Financial Statements (continued)

5. Income Tax Information:

As of August 31, 2011, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expiration August 31,	BIE	BBK	BAF	BYM	BLE	MFL	MVF
2012	—	—	—	—	$5,097,889	$1,643,296	—
2013	—	—	$178,996	—	—	7,986,138	—
2015	$30,026	—	—	$1,522,202	—	—	—
2016	—	$180,076	250,838	3,217,765	1,648,836	—	—
2017	—	2,225,455	—	6,430,212	3,397,830	6,481,433	$7,618,622
2018	1,329,063	—	1,516,661	2,209,430	4,366,226	11,734,707	—
2019	718,157	—	2,950,154	—	2,448,693	—	5,276,524
Total	$2,077,246	$2,405,531	$4,896,649	$13,379,609	$16,959,474	$27,845,574	$12,895,146

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Trusts after August 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	BIE	BBK	BAF	BYM	BLE	MFL	MVF
Tax cost	$66,060,201	$228,175,919	$173,573,143	$497,565,629	$471,632,702	$774,330,691	$799,523,476
Gross unrealized appreciation	$8,528,137	$20,235,844	$17,673,691	$51,440,010	$44,980,315	$79,935,270	$92,300,862
Gross unrealized depreciation	(151,108)	(2,432,148)	(10,111)	(7,897,135)	(7,238,631)	(52,682)	(5,186,526)
Net unrealized appreciation	$8,377,029	$17,803,696	$17,663,580	$43,542,875	$37,741,684	$79,882,588	$87,114,336

6. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities, less any collateral held by the Trusts.

As of February 29, 2012, BIE and BYM each invested a significant portion of its assets in securities in the County/City/Special District/School District and Transportation sectors. BBK invested a significant portion of its assets in securities in the Health sector. BAF invested a significant portion of its assets in securities in the County/City/Special District/School District and Utilities sectors. MFL invested a significant portion of its assets in securities in the County/City/Special District/School District, Transportation and Utilities sectors. MVF invested a significant portion of its assets in securities in the Health sector. Changes in economic conditions affecting the County/City/ Special District/School District, Health, Transportation and Utilities sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

60	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

7. Capital Share Transactions:

Each Trust, except MFL and MVF, is authorized to issue an unlimited number of shares, including AMPS and VRDP Shares, par value $0.001 per share, all of which were initially classified as Common Shares. Each Trust’s Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders

MFL is authorized to issue an unlimited number of shares, including 1 million AMPS and VRDP Shares, par value $0.10 per share.

MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as AMPS and VRDP Shares, par value $0.10 per share.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
BIE	1,960	1,042
BBK	20,737	50,072
BAF	2,907	3,544
BYM	24,562	57,519
BLE	41,400	74,401
MFL	19,426	38,214
MVF	300,419	621,454

Preferred Shares

Each Trust’s Preferred Shares rank prior to the Trust’s Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Trust. The 1940 Act prohibits the declaration of any dividend on the Trust’s Common Shares or the repurchase of the Trust’s Common Shares if the Trust fails to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instrument, the Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if the Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares governing instrument or comply with the basic maintenance amount requirement of the rating agencies then rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

BIE and MFL (collectively, the “VRDP Trusts”) have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933 and include a liquidity feature that allows the holders of VRDP Shares to have their shares purchased by the liquidity provider in the event of a failed remarketing. The VRDP Trusts are required to redeem the VRDP Shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Upon the occurrence of an unsuccessful remarketing, the VRDP Trusts are required to segregate liquid assets to fund the redemption. The VRDP Shares are subject to certain restrictions on transfer.

The VRDP Shares issued for the six months ended February 29, 2012 were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BIE	9/15/11	178	$17,800,000	9/16/41

The VRDP Shares issued for the year ended August 31, 2011 were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MFL	6/30/11	2,746	$274,600,000	7/01/41

The VRDP Trusts entered into a fee agreement with the liquidity provider that required a per annum liquidity fee to be paid to the liquidity provider. These fees are shown as liquidity fees in the Statements of Operations.

The fee agreement between the VRDP Trusts and the liquidity provider is for a one-year term and is scheduled to expire on June 27, 2012 for MFL and September 12, 2012 for BIE unless renewed or terminated in advance. In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Trusts do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The VRDP Trusts are required to redeem any VRDP Shares purchased by the liquidity provider six months after the purchase date. Immediately after the purchase of any VRDP Shares by the liquidity provider, the VRDP Trusts are required to begin to segregate liquid assets with the VRDP Trust’s custodian to fund the redemption. There is no assurance the VRDP Trusts will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Each VRDP Trust is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each VRDP Trust is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, VRDP Trusts are required to redeem certain of their outstanding VRDP Shares if they fail to maintain certain asset coverage, basic maintenance amount or leverage requirements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	61

Notes to Financial Statements (continued)

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of VRDP Trusts. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends. In the event of an optional redemption of VRDP Shares prior to the initial termination date of the fee agreement, VRDP Trusts must pay the respective liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to the initial termination date.

Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate as discussed below. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned a long-term rating of Aaa from Moody’s and AAA from Fitch. Moody’s has announced a review of its rating methodologies with respect to investment company securities, and any amendments to its rating methodologies may adversely affect Moody’s current long-term ratings of the VRDP Shares.

The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares. Although not directly correlated, a change in the short-term credit rating of the VRDP Shares may adversely affect the dividend rate paid on such shares. As of February 29, 2012, the short-term ratings of the liquidity provider and the VRDP Shares are P-1/F-1 and P-1/F-1 as rated by Moody’s and Fitch, respectively. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories. Moody’s has placed the liquidity providers and the short-term ratings of the VRDP Shares on review for possible downgrade.

For financial reporting purposes, VRDP Shares are considered debt of the issuer; therefore, the liquidation value of VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

The VRDP Trusts pay commissions of 0.10% on the aggregate principal amount of all VRDP Shares, which are included in remarketing fees on Preferred Shares in the Statements of Operations. All of Trust’s VRDP Shares have successfully remarketed since issuance, with an annualized dividend rate for the six months ended February 29, 2012 as follows:

Rate
BIE	0.27%
MFL	0.30%

VRDP Shares issued and outstanding for MFL remained constant during the six months ended February 29, 2012.

VMTP Shares

BBK, BAF, BYM, BLE and MVF (collectively, the “VMTP Trusts”) have issued Series W-7 VMTP Shares, $100,000 liquidation value per share, in a privately negotiated offering and sale of VMTP Shares exempt from registration under the Securities Act of 1933.

The VMTP Shares issued for the six months ended February 29, 2012 were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Term Date
BBK	12/16/11	799	$79,900,000	1/02/15
BAF	12/16/11	422	$42,200,000	1/02/15
BYM	12/16/11	1,372	$137,200,000	1/02/15
BLE	12/16/11	1,513	$151,300,000	1/02/15
MVF	12/16/11	2,438	$243,800,000	1/02/15

Each VMTP Trust is required to redeem its VMTP Shares on the term date, unless earlier redeemed, repurchased or extended. There is no assurance that the term of a Trust’s VMTP Shares will be extended or that a Trust’s VMTP Share will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to term date, each VMTP Trusts are required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, each VMTP Trust is required to redeem certain of its outstanding VMTP Shares if it fails to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, a Trust’s VMTP Shares may be redeemed, in whole or in part, at any time at the option of the Trust. The redemption price per VMTP Share is equal to the liquidation value per share plus any outstanding unpaid dividends and applicable redemption premium. If the Trust redeems the VMTP Shares on a date that is one year or more prior to the term date and the VMTP Shares are rated above A1/A+ by Moody’s and Fitch, respectively, (the “Rating Agencies”), then such redemption is subject to a scheduled redemption premium based on the time remaining to the term date, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. The VMTP Shares are subject to certain restrictions on transfer, and a Trust may also be required to register the VMTP Shares for sale under the Securities Act of 1933 under certain circumstances. In addition, amendments to the VMTP governing document generally require the consent of the holders of VMTP Shares.

62	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

Dividends on the VMTP Shares are payable monthly at a variable rate set weekly at a fixed rate spread to the Securities Industry and Financial Markets Association Municipal Swap Index (SIFMA). The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the Rating Agencies. At the date of issuance, the VMTP Shares were assigned a long-term rating of Aaa from Moody’s and AAA from Fitch. Moody’s has announced a review of its rating methodologies with respect to investment company securities, and any amendments to its respective rating methodologies may adversely affect the Moody’s current long-term ratings of the VMTP Shares. The dividend rate on the VMTP Shares is subject to a step-up spread if the Trust fails to comply with certain provisions, including, among others, the timely payment of dividends, redemptions or gross-up payments, and maintaining certain asset coverage and leverage requirements.

The average annualized dividend rates of the VMTP Share for the six months ended February 29, 2012 were follows:

Rate
BBK	1.11%
BAF	1.11%
BYM	1.11%
BLE	1.11%
MVF	1.11%

For financial reporting purposes, VMTP Shares are considered debt of the issuer; therefore, the liquidation value of VMTP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends paid on the VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

AMPS

The AMPS are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The AMPS are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Articles of Supplementary/Statement of Preferences/Certificate of Designation (the “Governing Instrument”) are not satisfied.

From time to time in the future, each Trust may effect repurchases of its AMPS at prices below their liquidation preference as agreed upon by the Trust and seller. Each Trust also may redeem its AMPS from time to time as provided in the applicable Governing Instrument. Each Trust intends to affect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

Dividends on seven-day and 28-day AMPS are cumulative at a rate, which is reset every seven or 28 days, respectively, based on the results of an auction. If the AMPS fail to clear the auction on an auction date, each Trust is required to pay the maximum applicable rate on the AMPS to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of AMPS is the higher of 110% of the AA commercial paper rate or 100% of 90% of the Kenny S&P 30-day High Grade Index divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the AMPS for each Trust for the six months ended February 29, 2012 were as follows:

	Series	Low	High	Average
BIE[1]	W-7	0.24%	0.26%	0.25%
BBK[1]	T-7	0.15%	0.30%	0.22%
	R-7	0.12%	0.30%	0.22%
BAF[1]	M-7	0.16%	0.39%	0.22%
BYM[1]	M-7	0.16%	0.27%	0.22%
	F-7	0.16%	0.27%	0.22%
	R-7	0.15%	0.27%	0.21%
BLE[1]	M-7	0.15%	0.30%	0.23%
	T-7	0.18%	0.30%	0.23%
	W-7	0.16%	0.30%	0.22%
	R-7	0.15%	0.30%	0.22%
MVF[2]	A	0.12%	0.26%	0.20%
	B	0.08%	0.13%	0.12%
	C	0.15%	0.24%	0.20%
	D	0.09%	0.33%	0.18%
	E	0.08%	0.33%	0.17%
	F	1.29%	1.35%	1.31%

[1]

The maximum applicable rate on this series of Preferred Shares is the higher of 110% plus or times (i) the Telerate/BAA LIBOR or (ii) 90% of Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

[2]

The maximum applicable rate on series A, B, C, D and E is 110% of the interest equivalent of the 60-day commercial paper rate and for Series F if the higher of 110% plus or times (i) the Telerate/BBA LIBOR or (ii) 90% of the Kenny S&P 30-Day High Grade Index divided by 1.00 minus the marginal tax rate.

Since February 13, 2008, the AMPS of the Trusts failed to clear any of their auctions. As a result, the AMPS dividend rates were reset to the maximum applicable rate, which ranged from 0.08% to 1.35% for the six months ended February 29, 2012. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of AMPS. A failed auction occurs when there are more sellers of a Trust’s AMPS than buyers. A successful auction for the Trusts’ AMPS may not occur for some time, if ever, and even if liquidity does resume, holders of AMPS may not have the ability to sell the AMPS at their liquidation preference.

The Trusts pay commissions of 0.15% on the aggregate principal amount of all shares that fail to clear their auctions and 0.25% on the aggregate principal amount of all shares that successfully clear their auctions. Certain broker dealers have individually agreed to reduce commissions for failed auctions.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	63

Notes to Financial Statements (concluded)

During the year ended August 31, 2011, MFL announced the following redemptions of AMPS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal
MFL	A	7/20/11	1,584	$39,600,000
	B	7/18/11	2,642	$66,050,000
	C	7/19/11	2,601	$65,025,000
	D	7/21/11	1,633	$40,825,000
	E	7/22/11	2,526	$63,150,000

MFL financed the AMPS redemptions with the proceeds received from the issuance of VRDP Shares.

During the six months ended February 29, 2012, certain Trusts announced the following redemptions of AMPS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal
BIE	W-7	10/06/11	714	$17,850,000
BBK	T-7	1/11/12	1,598	$39,950,000
	R-7	1/13/12	1,598	$39,950,000
BAF	M-7	1/10/12	1,691	$42,275,000
BYM	M-7	1/10/12	1,830	$45,750,000
	R-7	1/13/12	1,830	$45,750,000
	F-7	1/09/12	1,830	$45,750,000
BLE	M-7	1/10/12	1,513	$37,825,000
	T-7	1/11/12	1,513	$37,825,000
	W-7	1/12/12	1,513	$37,825,000
	R-7	1/13/12	1,513	$37,825,000
MVF	A	1/09/12	1,460	$36,500,000
	B	1/17/12	1,460	$36,500,000
	C	1/23/12	1,460	$36,500,000
	D	1/03/12	1,460	$36,500,000
	E	1/03/12	2,190	$54,750,000
	F	1/11/12	1,723	$43,075,000

The Trusts financed the AMPS redemptions with proceeds received from the issuance of VMTP or VRDP Shares.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts will pay a net investment income dividend in the following amounts per share on April 2, 2012 to shareholders of record on March 15, 2012:

Common Dividend Per Share
BIE	$0.0810
BBK	$0.0885
BAF	$0.0745
BYM	$0.0780
BLE	$0.0850
MFL	$0.0765
MVF	$0.0590

The dividends declared on VRDP or VMTP Shares for the period March 1, 2012 to March 31, 2012 were as follows:

	Series	VRDP/VMTP Dividend Per Share
BIE	W-7	$236,872
BBK	W-7	$77,630
BAF	W-7	$41,001
BYM	W-7	$133,301
BLE	W-7	$147,001
MFL	W-7	$5,252
MVF	W-7	$236,872

64	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Officers and Trustees[1]

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Trustee
Paul L. Audet, President[2] and Trustee
Michael J. Castellano, Trustee and Member of the Audit Committee
Frank J. Fabozzi, Trustee and Member of the Audit Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee
John M. Perlowski, President[3] and Chief Executive Officer
Anne Ackerley, Vice President
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

[1]	John F. Powers, who was a Director of the Funds, resigned as of February 21, 2012.
[2]	President for MFL.
[3]	President for all Trusts except MFL.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Investment Management, LLC[4]
Princeton, NJ 08540

BlackRock Financial Management, Inc.[5]
New York, NY 10055

Custodians
The Bank of New York Mellon[4]
New York, NY 10286

State Street Bank and Trust Company[5]
Boston, MA 02110

Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021

VRDP Tender and Paying Agent and
VMTP Redemption and Paying Agent
The Bank of New York Mellon
New York, NY 10289

VRDP Liquidity Providers
Bank of America, N.A.[6]
New York, NY 10036

Morgan Stanley & Co. LLC[7]
New York, NY 10056

VRDP Remarketing Agents
Merrill Lynch, Pierce, Fenner & Smith Incorporated[6]
New York, NY 10036

Morgan Stanley & Co. LLC[7]
New York, NY 10056

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02116

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

[4]	For MFL and MVF.
[5]	For BYM, BAF, BBK, BIE and BLE.
[6]	For MFL.
[7]	For BIE.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	65

Additional Information

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

On July 29, 2010, the Manager announced that a derivative complaint had been filed by shareholders of BYM, BAF and BIE on July 27, 2010 in the Supreme Court of the State of New York, New York County. The complaint names the Manager, BlackRock, Inc. and certain of the trustees, officers and portfolio managers of BYM, BAF and BIE as defendants. The complaint alleges, among other things, that the parties named in the complaint breached fiduciary duties owed to BYM, BAF and BIE and their Common Shareholders by redeeming auction-market preferred shares, auction rate preferred securities, auction preferred shares and auction rate securities (collectively, “AMPS”) at their liquidation preference. The complaint seeks unspecified damages for losses purportedly suffered by BYM, BAF and BIE as a result of the prior redemptions and injunctive relief preventing BYM, BAF and BIE from redeeming AMPS at their liquidation preference in the future. The Manager, BlackRock, Inc. and the other parties named in the complaint believe that the claims asserted in the complaint are without merit and intend to vigorously defend themselves in the litigation.

On August 11, 2010, the Manager announced that a derivative complaint had been filed by shareholders of MFL on August 3, 2010 in the Supreme Court of the State of New York, New York County. The complaint names the Manager, BlackRock, Inc. and certain of the directors, officers and portfolio managers of MFL as defendants. The complaint alleges, among other things, that the parties named in the complaint breached fiduciary duties owed to MFL and its Common Shareholders by redeeming AMPS at their liquidation preference. The complaint seeks unspecified damages for losses purportedly suffered by MFL as a result of the prior redemptions and injunctive relief preventing MFL from redeeming AMPS at their liquidation preference in the future. The Manager, BlackRock, Inc. and the other parties named in the complaint believe that the claims asserted in the complaint are without merit and intend to vigorously defend themselves in the litigation.

On March 15, 2012, the Supreme Court of the State of New York ordered that the two actions be consolidated and directed the plaintiffs to file a consolidated complaint within 30 days of the entry of the order.

On April 16, 2012, the plaintiffs filed a consolidated amended complaint. In connection with that filing, BYM and BIE were removed as defendants.

On September 27, 2010, the Manager announced that the directors of MVF had received a demand letter sent on behalf of certain of MVF’s Common Shareholders. The demand letter alleged that the Manager and MVF’s officers and Board breached fiduciary duties owed to MVF and its Common Shareholders by redeeming at par certain of MVF’s Preferred Shares, and demanded that MVF’s Board take action to remedy those alleged breaches. In response to the demand letter, the Board established a Demand Review Committee (the “Committee”) of the independent members of the Board to investigate the claims made in the demand letter with the assistance of independent counsel. Based upon its investigation, the Committee recommended that MVF’s Board reject the demand specified in the demand letter. After reviewing the findings of the Committee, MVF’s Board unanimously adopted the Committee’s recommendation and unanimously voted to reject the demand.

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

66	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Additional Information (concluded)

General Information (concluded)

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	67

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#CEF -NTL -7-2/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable to this semi-annual report

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: May 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: May 1, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date: May 1, 2012